As filed with the Securities and Exchange Commission on
                                 April 23, 2003

                                       Securities Act Registration No. 333-36507
                                       Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                       Pre-Effective Amendment No.____                    [ ]

                       Post Effective Amendment No. 9                     [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 114                           [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on __________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2003 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

         If appropriate, check the following box:

            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Securities of Unit Investment Trust

                                OVERTURE ACCLAIM!
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4        Item                                    Heading in Prospectus
Item 1.         Cover Page..............................Cover Page
Item 2.         Definitions.............................Definitions
Item 3.         Synopsis or Highlights..................Policy Overview; Charges Tables
Item 4.         Condensed Financial Information.........Financial Information
Item 5.         General Description of Registrant,
                Depositor and Portfolio Companies
                a) Depositor............................Miscellaneous: About Our Company
                b) Registrant...........................Appendix A: Variable Investment Option Portfolios
                c) Portfolio Company....................Appendix A: Variable Investment Option Portfolios
                d) Prospectus...........................Investment Options
                e) Voting...............................Miscellaneous: Voting Rights
                f) Administrator........................N/A
Item 6.         Deductions and Expenses
                a) Deductions...........................Charges Table; Charges
                b) Sales Load...........................Charges Table; Charges
                c) Special purchase plans...............Charges Table; Charges
                d) Commissions..........................Miscellaneous: Distribution of the Policies
                e) Portfolio company deductions and
                expenses................................Charges Tables
                f) Registrant's expenses................N/A
Item 7.         General Description of Variable
                Annuity Contracts
                a) Rights...............................Important Policy Provisions; Miscellaneous: Voting Rights
                b) Provisions and limitations...........Important Policy Provisions
                c) Changes in contracts or operations...Important Policy Provisions
                d) Contract owner inquiries.............Cover Page; Last Page
Item 8.         Annuity Period
                a) Level of benefits....................Policy Distributions
                b) Annuity commencement date............Important Policy Provisions
                c) Annuity payments.....................Policy Distributions
                d) Assumed investment return............N/A
                e) Minimums.............................Important Policy Provisions
                f) Rights to change options or
                transfer investment base................Investment Options
Item 9.         Death Benefit
                a) Death benefit calculation............Policy Distributions
                b) Forms of benefits....................Important Policy Provisions
Item 10.        Purchases and Contract Values
                a) Procedures for purchases.............Cover Page; Important Policy Provisions
                b) Accumulation unit value..............Policy Distributions
                c) Calculation of accumulation unit
                value...................................Policy Distributions
                d) Principal underwriter................Miscellaneous: Distribution of the Policies
Item 11.        Redemptions
                a) Redemption procedures................Policy Distributions
                b) Texas Optional Retirement Program....N/A
                c) Delay................................Policy Distributions
                d) Lapse................................Policy Distributions
                e) Revocation of rights.................Important Policy Provisions



Item 12.        Taxes
                a) Tax consequences.....................Tax Matters
                b) Qualified plans......................Tax Matters
                c) Impact of taxes......................Tax Matters
Item 13.        Legal Proceedings.......................Miscellaneous: Legal Proceedings
Item 14.        Table of Contents for Statement of
                Additional Information..................Last Page

PART B
Form N-4        Item                                    Heading in Statement of Additional Information

Item 15.        Cover Page..............................Cover Page
Item 16.        Table of Contents.......................Table of Contents
Item 17.        General Information and History
                a) Name change/Suspended Sales..........N/A
                b) Attribution of Assets................N/A
                c) Control of Depositor.................General Information and History
Item 18.        Services
                a) Fees, expenses and costs.............N/A
                b) Management-related services..........Services
                c) Custodian and independent public
                accountant..............................Services
                d) Other custodianship..................N/A
                e) Administrative servicing agent.......N/A
                f) Depositor as principal
                underwriter.............................N/A
Item 19.        Purchase of Securities Being Offered
                a) Manner of Offering...................N/A
                b) Sales load...........................N/A
Item 20.        Underwriters
                a) Depositor or affiliate as principal
                underwriter.............................Underwriters
                b) Continuous offering..................Underwriters
                c) Underwriting commissions.............Underwriters
                d) Payments of underwriter..............N/A
Item 21.        Calculation of Performance Data.........Calculation of Performance
Item 22.        Annuity Payments........................N/A
Item 23.        Financial Statements
                a) Registrant...........................Financial Statements
                b) Depositor............................Financial Statements

PROSPECTUS: May 1, 2003

OVERTURE ACCLAIM! (sm)
Flexible Premium

Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

--------------------------- ------------------------------------------- -----------------------------------------------
                                Series Fund issuing the Subaccount
     Referred to as:                  underlying portfolios:                     Portfolio Advisor - Subadvisors
-------------------------- ------------------------------------------- -----------------------------------------------
ALGER                        The Alger American Fund                 Fred Alger Management, Inc.
---------------------------- --------------------------------------- -----------------------------------------------
AMERICAN CENTURY             American Century Variable Portfolios,   American Century Investment Management, Inc.
                             Inc.
---------------------------- --------------------------------------- -----------------------------------------------
AMERITAS PORTFOLIOS          Calvert Variable Series, Inc.           Ameritas Investment Corp.
                             Ameritas Portfolios                     -Fred Alger Management, Inc. (Fred Alger)
                                                                     -David L. Babson & Company Inc. (Babson)
                                                                     -Calvert Asset Management Company,
                                                                     Inc.(Calvert)
                                                                     -John McStay Investment Counsel (McStay)
                                                                     -Massachusetts Financial Services Company
                                                                     (MFS)
                                                                     -Harris Associates, Inc. (Harris/Oakmark)
                                                                     -State Street Global Advisors (State Street)
---------------------------- --------------------------------------- -----------------------------------------------
CALVERT PORTFOLIOS           Calvert Variable Series, Inc. Calvert   Calvert Asset Management Company, Inc.
                             Portfolios
---------------------------- --------------------------------------- -----------------------------------------------
DREYFUS                      Dreyfus Investment Portfolios           The Dreyfus Corporation
---------------------------- --------------------------------------- -----------------------------------------------
FIDELITY                     Variable Insurance Products             Fidelity Management & Research Company
---------------------------- --------------------------------------- -----------------------------------------------
INVESCO FUNDS                INVESCO Variable Investment Funds,      INVESCO Funds Group, Inc.
                             Inc.
---------------------------- --------------------------------------- -----------------------------------------------
MFS                          MFS Variable Insurance Trust            Massachusetts Financial Services Company
---------------------------- --------------------------------------- -----------------------------------------------
SALOMON BROTHERS             Salomon Brothers Variable Series        Salomon Brothers Asset Management Inc.
                             Funds Inc.
---------------------------- --------------------------------------- -----------------------------------------------
SUMMIT PINNACLE SERIES       Summit Mutual Funds, Inc., Summit       Summit Investment Partners, Inc.
                             Pinnacle Series
---------------------------- --------------------------------------- -----------------------------------------------
THIRD AVENUE                 Third Avenue Variable Series Trust      EQSF Advisers, Inc.
---------------------------- --------------------------------------- -----------------------------------------------
VAN KAMPEN                   The Universal Institutional Funds,      Morgan Stanley Investment Management Inc. dba
                             Inc.                                    "Van Kampen"
---------------------------- --------------------------------------- -----------------------------------------------

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Filings" and type "Ameritas Variable"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                     1-800-745-1112. variable.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

                            Make checks payable to:
                   "Ameritas Variable Life Insurance Company"



TABLE OF CONTENTS                                          Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES TABLES..............................................6
     FINANCIAL INFORMATION.......................................9
     IMPORTANT POLICY PROVISIONS.................................9
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     INVESTMENT OPTIONS.........................................13
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Model Asset Allocation
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep
     CHARGES....................................................17
         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees

           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
     POLICY DISTRIBUTIONS.......................................18
         Withdrawals
         Loans
         Death Benefits
         Annuity Income Phase
     TAX MATTERS................................................23
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes
     MISCELLANEOUS..............................................26
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B:  Accumulation Unit Values......................B:1
     APPENDIX C: Tax-Qualified Plan Disclosures.................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)
   Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.
   Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Overture Acclaim! is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Associated charges are discussed in this prospectus' CHARGES TABLES and CHARGES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to fixed annuities. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

         A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o    Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o    Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts from Policy value changes for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, SIMPLE IRA, etc. or Tax-Sheltered Annuity under Section 403(b) of the Internal Revenue Code. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

     POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES TABLES on next pages.)

No Sales Load.

No Withdrawal Charge

Deductions from entire Policy value:
o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o    Policy fee, if any.

Deductions from Separate Account assets only:
o    Mortality and expense risk charge.
o    Administrative expense charge.
o    Underlying portfolio investment advisory fees and operating expenses.

Withdrawals.
o There are no Policy withdrawal charges applied to withdrawals. Each withdrawal must be at least $250.

                      -----------------
                          Premiums
---------------------------------------------------------
        Ameritas Variable Life Insurance Company
---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account           Ameritas Variable Life Insurance
                                 Company
Policy Value               Separate Account VA-2
 receives a
 guaranteed            Variable Investment Options
    fixed         Policy value may vary daily depending
  interest          upon the investment performance of
    rate.              the underlying portfolios.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
---------------------------------------------------------
            Charges (Deductions from Assets)
-------------------    ---------------    ---------------
   Withdrawals             Death             Annuity
                          Benefit         Income Options
-------------------    ---------------    ---------------

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Annuitant unless the guaranteed minimum death benefit is payable.

         POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

CHARGES TABLES Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                          Guaranteed
                                                                                           Current          Maximum
                                                                                             Fee              Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
WITHDRAWAL CHARGE                                                                           NONE            NONE
-------------------------------- ---------------------------------------------------- ---------------- ---------------
TRANSFER FEE (per transfer)      ' first 15 transfers per year                                $0             $0
                                 ' over 15 transfers in one Policy Year, we may charge...    $10            $10
----------------------------------------------------------------------------------------------------------------------
         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                          Guaranteed
                                                                                           Current          Maximum
                                                                                             Fee              Fee
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE (Waived if Policy value is at least $50,000.)                              $40             $40
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                             1.25%           1.25%

ADMINISTRATIVE EXPENSE FEE                                                                  0.15%           0.15%
----------------------------------------------------------------------------------------------------------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
   Expenses that are deducted from portfolio company assets, including               Minimum              Maximum
   management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                   0.38% (1)             2.24% (2)
---------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to these               0.36% (1)             2.24% (2)
tables)
---------------------------------------------------------------------------- -------------------- --------------------

(1)  Ameritas  Money  Market   Portfolio.   The  portfolio   adviser  (AIC)  has
     contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above.

(2) Calvert CVS Social International Equity Portfolio. Total expenses reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 2.01%.

------------------------------------------------------- -------- ----------- -------- ------------ --------------------
                                                                              Total                     Total after
Subaccount's underlying                      Management  12b-1       Other    Fund    Waivers and       Waivers and
Portfolio Name                                  Fees      Fees       Fees     Fees    Restrictions  Reductions, if any
------------------------------------------------------- -------- ----------- -------- ------------ --------------------
ALGER
o   Alger American Balanced                     0.75%      -         0.12%     0.87%       -            0.87%
o   Alger American Leveraged AllCap             0.85%      -         0.11%     0.96%       -            0.96%
AMERICAN CENTURY
o   VP Income & Growth                          0.70%      -         -         0.70%       -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o   Ameritas Emerging Growth (MFS Co.)          0.80%      -         0.55%     1.35%      0.40%         0.95%
o   Ameritas Growth (Fred Alger)                0.80%      -         0.14%     0.94%      0.05%         0.89%
o   Ameritas Growth With Income (MFS Co.)       0.80%      -         0.90%     1.70%      0.72%         0.98%
o   Ameritas Income & Growth (Fred Alger)       0.675%     -         0.245%    0.92%      0.14%         0.78%
o   Ameritas Index 500 (State Street)           0.29%      -         0.19%     0.48%      0.10%         0.38%
o   Ameritas MidCap Growth (Fred Alger)         0.85%      -         0.20%     1.05%      0.11%         0.94%
o   Ameritas Money Market (Calvert)             0.25%      -         0.13%     0.38%      0.02%         0.36%
o   Ameritas Research (MFS Co.)                 0.80%      -         0.83%     1.63%      0.67%         0.96%
o   Ameritas Select (Harris/Oakmark)            0.97%      -         0.33%     1.30%       -            1.30%
o   Ameritas Small Capitalization (McStay)      0.90%      -         0.26%     1.16%      0.16%         1.00%
o   Ameritas Small Company Equity (Babson)      1.17%      -         0.65%     1.82%      0.32%         1.50%
CALVERT PORTFOLIOS
o   CVS Income                                  0.70%      -         0.36%     1.06%      0.08%         0.98% (2)
o   CVS Social Balanced                         0.70%      -         0.21%     0.91%       -            0.91%
o   CVS Social Equity                           0.70%      -         1.16%     1.86%      0.78%         1.08% (2)
o   CVS Social International Equity             1.10%      -         1.14%     2.24%       -            2.24% (3)
o   CVS Social Mid Cap Growth                   0.90%      -         0.29%     1.19%       -            1.19% (3)
o   CVS Social Small Cap Growth                 1.00%      -         0.38%     1.38%       -            1.38% (3)
DREYFUS
o   MidCap Stock - Service Shares               0.75%    0.25%       0.10%     1.10%      0.10%         1.00% (4)
FIDELITY (Initial Class)
o   VIP Asset Manager                           0.53%      -         0.10%     0.63%       -            0.63%
o   VIP Asset Manager: Growth                   0.58%      -         0.15%     0.73%       -            0.73%
o   VIP Contrafund(R)                           0.58%      -         0.10%     0.68%       -            0.68%
o   VIP Equity-Income                           0.48%      -         0.09%     0.57%       -            0.57%
o   VIP Growth                                  0.58%      -         0.09%     0.67%       -            0.67%
o   VIP High Income                             0.58%      -         0.12%     0.70%       -            0.70%
o   VIP Investment Grade Bond                   0.43%      -         0.11%     0.54%       -            0.54%
o   VIP Overseas                                0.73%      -         0.17%     0.90%       -            0.90%
INVESCO FUNDS
o   VIF-Dynamics                                0.75%      -         0.37%(5)  1.12%       -            1.12%
MFS
o   New Discovery                               0.90%      -         0.15%(6)  1.05%       -            1.05%
o   Strategic Income                            0.75%      -         0.35%(7)  1.10%      0.20%         0.90%
o   Utilities                                   0.75%      -         0.19%(6)  0.94%       -            0.94%
SALOMON BROTHERS
o   Variable All Cap                            0.85%      -         0.12%     0.97%       -            0.97%
SUMMIT PINNACLE SERIES (8)
o   Nasdaq-100 Index                            0.35%      -         0.30%     0.65%       -            0.65%
o   Russell 2000 Small Cap Index                0.35%      -         0.40%     0.75%       -            0.75%
o   S&P MidCap 400 Index                        0.30%      -         0.30%     0.60%       -            0.60%
THIRD AVENUE
o   Third Avenue Value                          0.90%      -         0.40%     1.30%       -            1.30%
VAN KAMPEN
o   Emerging Markets Equity - Class I           1.25%      -         0.68%     1.93% (9)  0.12%         1.81%
o   Global Value Equity - Class I               0.80%      -         0.47%     1.27% (9)  0.12%         1.15%
o   International Magnum - Class I              0.80%      -         0.59%     1.39% (9)  0.24%         1.15%
o   U.S. Real Estate - Class I                  0.80%      -         0.32%     1.12% (9)  0.02%         1.10%
----------------------------------------------------------------------------------------------------------------------

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above, except for Ameritas Select, which has a cap of 1.50%.
(2) The adviser has contractually agreed to limit annual portfolio operating expenses through April 30, 2004 to 0.98% and 1.08% for CVS Income Portfolio and CVS Social Equity Portfolio, respectively.
(3) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                  CVS Social International Equity            2.01%
                  CVS Social Mid Cap Growth                  1.16%
                  CVS Social Small Cap Growth                1.28%
(4) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2002. Without such waivers or reimbursements, the management fee, 12b-1 fee, other expenses and total fund expenses would have been, as a percentage of assets: 0.75%, 0.25%, 0.10% and 1.10%, respectively. The Dreyfus Corporation has agreed, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00 of 1%.

(5) The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO pursuant to commitments between the fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any offset arrangements, the differences in the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2002.
(6) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
                  New Discovery Series                       1.04%
                  Utilities Series                           0.93%
(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Strategic Income series such that the portfolio's "Other Fees" do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio Series has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the portfolio series.
(8) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.
(9) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Global Value Equity Portfolio 1.15%; International Magnum Portfolio 1.15%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, were as follows:

              Van Kampen                       Management Fees  Other Expenses Total Annual Expenses
              ----------                       ---------------  -------------- ---------------------
              Emerging Markets Equity Class I       1.13%           0.68%             1.81%
              Global Value Equity Class I           0.68%           0.47%             1.15%
              International Magnum Class I          0.56%           0.59%             1.15%
              U.S. Real Estate Class I              0.78%           0.32%             1.10%

     Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the example assumes $10,000 premium to aid comparisons, our minimum premium for this policy is $25,000.

                                                           Surrender Policy at the end of the time period,
                                                           Annuitize Policy at the end of the time period, or
                                                           Policy is neither surrendered nor annuitized. ($)
-------------------------------------------------------------------------------------------------------------------
EXAMPLE                                            1 Yr             3 Yr              5 Yr             10 Yr
-------------------------------------------------------------------------------------------------------------------
Maximum Policy Expenses (1)                        $40              $122              $206             $420
-------------------------------------------------------------------------------------------------------------------
Minimum Policy Expenses (2)                        $22               $66              $113             $241
-------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 1.40% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies.

(2) Minimum Policy Expense Charges. This example assumes current charges of 1.40% for Separate Account annual expenses, a $40 current Policy fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix B. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

IMPORTANT POLICY PROVISIONS

         The OVERTURE ACCLAIM! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity income option or as a death benefit.

    POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

      Replacing an existing annuity policy is not always your best choice.
                      Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Be certain you identify both an Owner's Beneficiary and an Annuitant's Beneficiary, as they have different rights under the Policy, and failure to name an Owner's Beneficiary will cause any death benefit payable upon the Owner's death to be paid to the Owner's estate.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $25,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

         (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
         (b)  the daily administrative expense fee; minus
         (c) the daily mortality and expense risk charge; and this result divided by
         (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary, plus
          (g)  interest credited on the Fixed Account balance.

          TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners. o

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change Policy beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles.

         The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

       The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

      You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

       All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         Model Asset Allocation

o We may offer model asset allocation to rebalance your Policy value based on the terms of the program. Different asset allocation models may be available over the lifetime of the Policy; however, only one such program can be in effect at any one time.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.

          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o The Dollar Cost Averaging program is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing

         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings rebalanced quarterly, semi-annually or annually.

CHARGES

         The following repeats and adds to information provided in the CHARGES TABLES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE - NONE

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE FEES

         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         This fee is equal to an annual rate of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee.

         Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value. We currently waive any Policy Fee if the Policy value is at least $50,000. The Policy Fee may be subject to maximum limits in certain states.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, ranging from 0% to 1.25% of your premiums. These tax rates, and the timing of the tax, vary and may change. Depending upon when any tax is paid by us in the state governing your Policy, we deduct a charge for the tax either (a) from premiums as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying Policy proceeds to an annuity income payout option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.


WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
    -  Income Tax
    -  Penalty Tax

         Earnings are deemed to be withdrawn before any premium. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.

          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         AVLIC and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         LOANS (403B PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

o        Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

o        How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

         Loan Interest
         Interest rate charged on loan balance: currently 7 1/2% effective annual rate; guaranteed maximum rate is 8%.
         Interest rate credited to Policy value that is collateral for the loan: currently 4 1/2% effective annual rate; guaranteed minimum rate is 3 1/2%. Specific loan terms are disclosed at the time of loan application or issuance.

o        Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

o        Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

o        Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

o        Annuitant's Death Benefit
         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the last Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

An Annuitant's death benefit is payable upon:
        -    Your Policy being in force;
        -    Receipt of Due Proof of Death of the Annuitant's death;
        -    Election of an annuity income option; and
        - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Annuitant's Death Benefit
         Upon the Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of: - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or - the sum of net premiums, less partial withdrawals.

         If you, a joint Owner, or the Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        Guaranteed Minimum Death Benefit
         A Guaranteed Minimum Death Benefit is available only if you and the Annuitant are not older than age 70 on the date the Policy is issued. This feature ends at the Annuitant's age 85. This feature provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value.

         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:
     (a) the Policy value at the time Due Proof of Death for the last surviving Annuitant is received,
     (b)  the sum of premiums paid less withdrawals, or
     (c) the Annuitant's death benefit on the Policy Anniversary when the most recent death benefit "step-up" occurred.

         The "step-up" interval is 7 years. For the Annuitant's attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on the Annuitant's 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After the Annuitant's 85th birthday, the guaranteed minimum death benefit is $0, so that the Annuitant's death benefit is just the standard death benefit available under the Policy.

o        IRS Required Distribution Upon Death of Owner
         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

     Annuity payments:
     - require investments to be allocated to our general account, so are not variable.
     -  may be taxable and, if premature, subject to a tax penalty

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option solely dependent upon the Annuitant's survival (Option 4 or 5), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

         TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:
   - made on or after the taxpayer reaches age 59 1/2;
   - made on or after an Owner's death;
   - attributable to the taxpayer's becoming disabled; or
   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

o Transfers, Assignment or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Withholding for Nonresident Alien Owners. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includible in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

         TAXATION OF QUALIFIED POLICIES

         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of (1) $3,000 in Years 2003-2004, $4,000 in 2005-2007,
   $5,000 in 2008 and thereafter, or (2) 100% of adjusted gross income. For individuals who reach age 50 before the close of the tax year, the contribution limit is increased to $3,500 per year for tax years 2003-2004, $4,500 for 2005, $5,000 for 2006-2007 and $6,000 for 2008 and thereafter. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.

o Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o Nontransferrability. You may not transfer, assign or sell your tax-qualified policy to anyone (except in the case of transfer incident to divorce).

o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

         POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ratings:
         A.M. Best - A (Excellent), third highest of Best's 15 ratings for financial strength and operating performance.
         Standard & Poor's - AA (Very Strong), third highest of S&P's 21 ratings for insurer financial strength.
         (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

         Awards:
         2002 Dalbar Annuity Service Award. DALBAR, Inc., an independent research firm, presents annual awards to acknowledge the highest tier of service success among the financial service companies rated. AVLIC was recognized for the fourth consecutive year. The Service Center call center ranked first overall each month during 2002 and finished the year number one in all categories.

         Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. Our home office and Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, group dental and vision insurance, retirement plans and 401(k) plans, banking, and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         Total return is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         Standardized average annual total return is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fees, and administrative expenses). Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         Non-standardized average annual total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except some non-standardized returns may be based on Policy sizes where the Policy fee would be waived.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
         Separate Account Portfolio                             Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
                   ALGER                                     Offered through The Alger American Fund
                                                              Advised by Fred Alger Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Leveraged AllCap                Common stocks of companies with growth potential.
---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Emerging Growth (MFS Co.)             Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth With Income (MFS Co.)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Income & Growth (Fred Alger)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 (State Street)              Common stocks of U.S. companies on the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market (Calvert)                Money Market.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Research (MFS Co.)                    Growth and Income.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select (Harris/Oakmark)               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization (McStay)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity (Babson)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                   DREYFUS                                 Offered through Dreyfus Investment Portfolios
                                                                Advised by The Dreyfus Corporation
---------------------------------------------- -----------------------------------------------------------------------
MidCap Stock - Service Shares                  Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's
                                               MidCap 400 (R) Index.
---------------------------------------------- -----------------------------------------------------------------------

                                      -A:1-

---------------------------------------------- -----------------------------------------------------------------------
         Separate Account Portfolio                             Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
          FIDELITY (Initial Class)                  Offered through Variable Insurance Products: Initial Class
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager                              Allocated investments among stocks, bonds and short-term/money market investments. Investment objective is high total return with reduced risk over the long-term.
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager: Growth                      Allocated investments among stocks, bonds and short-term/money market investments.  Investment objective is high total return.
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund                                 Common stocks of companies whose value is not fully recognized. Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
                INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                               Advised by INVESCO Funds Group, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIF-Dynamics                                   Common stocks of mid size companies.  Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
New Discovery                                  Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
              SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                        Advised by Salomon Brothers Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Variable All Cap                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------
                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                                  Advised by EQSF Advisers, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Primarily common stocks of companies with strong balance sheets which the manager considers undervalued, often smaller companies. Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                     Offered through The Universal Institutional Funds, Inc.
                 VAN KAMPEN                           Advised by Morgan Stanley Investment Management Inc.
                                                                         dba "Van Kampen"
---------------------------------------------- -----------------------------------------------------------------------
                                               Long-term capital appreciation by investing primarily in
Emerging Markets Equity - Class I              growth-oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
Global Value Equity - Class I                  Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
---------------------------------------------- -----------------------------------------------------------------------
International Magnum - Class I                 Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
---------------------------------------------- -----------------------------------------------------------------------
                                               Above average current income and long-term capital appreciation by
U.S. Real Estate - Class I                     investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
----------------------------------------------------------------------------------------------------------------------


                                     -A:2-

APPENDIX B: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
--------------------------------------------------- -------- --------------- ----------------- -----------------------
ALGER
    Alger American Balanced (06/04/1998)              1998           10.97            12.919                81,208
                                                      1999                            16.536               640,020
                                                      2000                            15.789               168,483
                                                      2001                            15.248               139,203
                                                      2002                            13.188               101,108
    Alger American Leveraged AllCap (06/04/1998)      1998           25.40            34.730                36,085
                                                      1999                            61.269               388,859
                                                      2000                            45.123                71,453
                                                      2001                            37.404                50,535
                                                      2002                            24.373                42,104
---------------------------------------------------- -------- -------------- ----------------- -----------------------
AMERICAN CENTURY
    VP Income & Growth (01/01/2001)                   2001            6.93             6.386               115,357
                                                      2002                             5.077               143,556
---------------------------------------------------- -------- -------------- ----------------- -----------------------
AMERITAS PORTFOLIOS - Subadvisor
    Ameritas Emerging Growth - MFS (06/04/1998)       1998           18.28            21.327                 7,248
                                                      1999                            37.094                38,771
                                                      2000                            29.405                71,208
                                                      2001                            18.653                56,442
                                                      2002                            12.078                47,918
    Ameritas Growth - Alger (06/04/1998)              1998           42.18            52.949                62,664
                                                      1999                            70.651               375,172
                                                      2000                            58.525                65,512
                                                      2001                            50.715                52,711
                                                      2002                            33.368                44,424
    Ameritas Growth With Income - MFS (06/04/1998)    1998           18.61            19.973                13,411
                                                      1999                            20.886                50,619
                                                      2000                            20.581                56,440
                                                      2001                            17.087                50,568
                                                      2002                            13.125                51,803
    Ameritas Income & Growth - Alger (06/04/1998)     1998           11.02            13.056               133,409
                                                      1999                            18.718               657,955
                                                      2000                            18.459               184,285
                                                      2001                            15.401               158,383
                                                      2002                            10.563               128,499
    Ameritas Index 500 - State Street (06/04/1998)    1998          124.70           140.309                 4,843
                                                      1999                           166.879                28,546
                                                      2000                           148.867                41,197
                                                      2001                           128.555                42,030
                                                      2002                            98.500                32,196
    Ameritas MidCap Growth - Alger (06/04/1998)       1998           24.72            28.722                 5,224
                                                      1999                            37.345                38,462
                                                      2000                            41.454                89,578
                                                      2001                            37.866                50,298
                                                      2002                            26.172                39,743
    Ameritas Money Market - Calvert (06/04/1998)      1998            1.00             1.020             1,731,157
                                                      1999                             1.058            16,182,931
                                                      2000                             1.111            37,377,855
                                                      2001                             1.139            24,155,466
                                                      2002                             1.141            14,198,534
    Ameritas Research - MFS (06/04/1998)              1998           17.67            18.923                 5,683
                                                      1999                            23.066                23,211
                                                      2000                            21.520                48,660
                                                      2001                            16.790                49,554
                                                      2002                            12.462                42,845
    Ameritas Select - Harris/Oakmark (01/01/2001)     2001           15.00            17.606                49,764
                                                      2002                            14.925                69,885



                                     -B:1-

--------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
--------------------------------------------------- -------- --------------- ----------------- -----------------------
    Ameritas Small Capitalization-McStay (06/04/1998) 1998           40.06            43.725                 6,525
                                                      1999                            63.754                10,099
                                                      2000                            45.298                22,901
                                                      2001                            32.488                30,085
                                                      2002                            20.745                17,883
    Ameritas Small Company Equity-Babson (01/01/2001) 2001           15.00            19.620                29,141
                                                      2002                            17.934                25,400
---------------------------------------------------- -------- -------------- ----------------- -----------------------
CALVERT PORTFOLIOS
    CVS Income (05/01/2002)                           2002           15.00            15.865                36,604
    CVS Social Balanced (05/01/2000)                  2000            2.11             2.096                 7,741
                                                      2001                             1.923                61,849
                                                      2002                             1.666                79,726
    CVS Social Equity (05/01/2002)                    2002           15.00            12.854                   664
    CVS Social International Equity (05/01/2000)      2000           23.95            20.995                 1,228
                                                      2001                            15.574                 9,370
                                                      2002                            13.052                13,884
    CVS Social Mid Cap Growth (05/01/2000)            2000           32.04            33.222                 2,534
                                                      2001                            28.770                 1,966
                                                      2002                            20.362                 4,265
    CVS Social Small Cap Growth (05/01/2000)          2000           14.66            13.991                 3,015
                                                      2001                            15.296                 5,398
                                                      2002                            11.682                 8,629
---------------------------------------------------- -------- -------------- ----------------- -----------------------
DREYFUS
    MidCap Stock - Service Shares (11/01/2002)        2002           12.17            12.020                     0
---------------------------------------------------- -------- -------------- ----------------- -----------------------
FIDELITY (Initial Class)
    VIP Asset Manager (06/04/1998)                    1998           16.95            18.034                14,278
                                                      1999                            19.757                78,437
                                                      2000                            18.718                94,022
                                                      2001                            17.702                70,547
                                                      2002                            15.933                55,675
    VIP Asset Manager: Growth (06/04/1998)            1998           15.88            16.915                 9,676
                                                      1999                            19.226                43,640
                                                      2000                            16.594                39,183
                                                      2001                            15.153                34,619
                                                      2002                            12.622                23,132
    VIP Contrafund(R)(06/04/1998)                     1998           20.81            24.275                20,370
                                                      1999                            29.747               103,052
                                                      2000                            27.392               150,751
                                                      2001                            23.702                99,481
                                                      2002                            21.188                93,824
    VIP Equity-Income (06/04/1998)                    1998           24.86            25.252                21,525
                                                      1999                            26.477                77,484
                                                      2000                            28.390                90,776
                                                      2001                            26.532                98,409
                                                      2002                            21.729               102,951
    VIP Growth (06/04/1998)                           1998           35.99            44.573                16,465
                                                      1999                            60.420                72,392
                                                      2000                            53.036                88,193
                                                      2001                            43.061                92,109
                                                      2002                            29.676                67,716
    VIP High Income (06/04/1998)                      1998           12.65            11.453                 7,570
                                                      1999                            12.208               140,651
                                                      2000                             9.325               284,177
                                                      2001                             8.115               229,812
                                                      2002                             8.278               348,930
    VIP Investment Grade Bond (06/04/1998)            1998           12.27            12.874                30,851
                                                      1999                            12.562               109,055
                                                      2000                            13.780               164,901
                                                      2001                            14.739               250,328
                                                      2002                            16.039               266,698
    VIP Overseas (06/04/1998)                         1998           20.87            20.030                 8,130
                                                      1999                            28.093                15,504
                                                      2000                            22.195                62,007
                                                      2001                            17.237                61,063
                                                      2002                            13.547                46,156
---------------------------------------------------- -------- -------------- ----------------- -----------------------


                                     -B:2-

--------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
--------------------------------------------------- -------- --------------- ----------------- -----------------------
INVESCO FUNDS
    VIF-Dynamics (01/01/2001)                         2001           16.60            12.504                35,672
                                                      2002                             8.397                25,142
---------------------------------------------------- -------- -------------- ----------------- -----------------------
MFS
    New Discovery (11/01/1999)                        1999           12.44            17.555                 3,860
                                                      2000                            16.966                49,990
                                                      2001                            15.889                56,556
                                                      2002                            10.711                40,210
    Strategic Income (06/04/1998)                     1998           10.34            10.861                   188
                                                      1999                            10.443                14,810
                                                      2000                            10.803                19,632
                                                      2001                            11.159                23,453
                                                      2002                            11.930                40,674
    Utilities (06/04/1998)                            1998           18.46            19.686                24,988
                                                      1999                            25.397                68,837
                                                      2000                            26.816               111,932
                                                      2001                            20.040                88,542
                                                      2002                            15.264                56,796
---------------------------------------------------- -------- -------------- ----------------- -----------------------
SALOMON BROTHERS
    Variable All Cap (01/01/2001)                     2001           14.94            15.185                56,635
                                                      2002                            11.221                54,581
---------------------------------------------------- -------- -------------- ----------------- -----------------------
SUMMIT PINNACLE SERIES
    Nasdaq-100 Index (01/01/2001)                     2001            6.06             4.400                43,695
                                                      2002                             2.711                61,463
    Russell 2000 Small Cap Index (01/01/2001)         2001            9.57             9.590                 4,044
                                                      2002                             7.466                18,431
    S&P MidCap 400 Index (01/01/2001)                 2001           11.40            11.623                 7,059
                                                      2002                             9.726                17,261
---------------------------------------------------- -------- -------------- ----------------- -----------------------
THIRD AVENUE
    Third Avenue Value (01/01/2001)                   2001           14.82            17.063                53,655
                                                      2002                            15.022                75,858
---------------------------------------------------- -------- -------------- ----------------- -----------------------
VAN KAMPEN
    Emerging Markets Equity - Class I (06/04/1998)    1998            8.69             7.104                10,066
                                                      1999                            13.711                33,395
                                                      2000                             8.218                30,841
                                                      2001                             7.577                24,083
                                                      2002                             6.806                17,485
    Global Value Equity - Class I (06/04/1998)        1998           13.32            13.185                 7,224
                                                      1999                            13.536                26,468
                                                      2000                            14.878                34,350
                                                      2001                            13.638                33,669
                                                      2002                            11.179                39,883
    International Magnum - Class I (06/04/1998)       1998           12.40            11.182                 2,190
                                                      1999                            13.811                11,561
                                                      2000                            11.907                17,441
                                                      2001                             9.470                16,381
                                                      2002                             7.764                18,223
    U.S. Real Estate - Class I (06/04/1998)           1998           10.98             9.974                 3,264
                                                      1999                             9.691                 3,700
                                                      2000                            12.356                29,262
                                                      2001                            13.384                19,780
                                                      2002                            13.096                32,312
---------------------------------------------------- -------- -------------- ----------------- -----------------------

                                     -B:3-

APPENDIX C: Tax-Qualified Plan Disclosures

                                      Index
Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan....Page C: 1
Withdrawal Restrictions for 403(b) Tax Sheltered Annuity plan.........Page C: 10

DISCLOSURE STATEMENT                                                     |   IRA
AMERITAS VARIABLE LIFE INSURANCE COMPANY                             |   SEP IRA
(we, us, our, the Company)                                  |         SIMPLE IRA
                  for annuity policies issued as a(n):           |      ROTH IRA

                                Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
Part II: Provisions of the IRA Law
   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Requirements
Part III: Restrictions and Tax Considerations
   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of
      Regular IRA to Roth IRA
   F. Recharacterization of
      IRA and Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxation of Regular IRA Distributions
   J. Taxation of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distribution
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA
Part IV: Status of our IRA Plan
Part V: Financial Disclosure

For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service ("IRS") requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person. The IRA is established for the exclusive benefit of the individual or his or her beneficiaries.

Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.

                                     -C:1-

A.   ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

1. A regular Roth IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

2. A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

3. Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, Maximum Contributions--Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in
2008 and thereafter, or (2) 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to the limit will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,500 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS

Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to (1) 100% of your compensation or (2) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000
in 2008 and thereafter, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Coverdell Education Savings Custodial Accounts or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer-sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. See Part III. C., Deductible IRA Contributions. After 2008, the limit will be adjusted by the Secretary of the Treasury for cost-of-living increases under Code ss.219(b)(5)(C). Such adjustments will be in multiples of $500.

                                     -C:2-

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $500 for any taxable year beginning in 2002 through 2005; and $1,000 for any taxable year beginning in 2006 and years thereafter.

Compensation, for the purpose of computing deductible limits for individual retirement arrangements, is defined in Code ss.219(f)(1). In the case of a married individual filing a joint return, the greater compensation of his or her spouse is treated as his or her own compensation, but only to the extent that such spouse's compensation is not being used for purposes of the spouse making a contribution to a Roth IRA or a deductible contribution to a non Roth IRA.

Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

1. Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE
   IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth and Roth Conversion IRAs, that follow.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan, provided you make no contributions to the IRA other than from the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.

Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of (1) 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or (2) $6,000 in Years 2002-2004, $8,000 in 2005-2007, and $10,000 in 2008 and thereafter. No more than $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and
thereafter may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and thereafter, or (2) the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008
and thereafter, or (2) 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).

Qualified Rollover Contribution Limit. A rollover from a non Roth IRA cannot be made to this IRA if, for the year the amount is distributed from the non Roth IRA, (i) the individual is married and files a separate return, (ii) the individual is not married and has modified AGI in excess of $100,000, or (iii) the individual is married and together the individual and the individual's spouse have modified AGI in excess of $100,000. For purposes of the preceding sentences, a husband and wife are not treated as married for a taxable year if they have lived apart at all times during that taxable year and file separate returns for the taxable year.

                                     -C:3-

Modified AGI. For purposes of calculating the deductible limits, an individual's modified AGI for a taxable year is defined in Code Section 408A(c)(3)(C)(i) and does not include any amount included in adjusted gross income as a result of a rollover from a non Roth IRA (a "conversion").

Except in the case of a rollover contribution described in Code Section 408A(e) a recharacterized contribution described in Code Section 408A(d)(6) or an IRA conversion contribution, the custodian will accept only cash contributions up to $3,000 per year for tax years 2002 through 2004. That contribution limit is increased to $4,000 for tax years 2005 through 2007 and $5,000 for 2008 and thereafter. For individuals who have reached the age of 50 before the close of the tax year, the contribution limit is increased to $3,500 per year for tax years 2002 through 2004, $4,500 for 2005, $5,000 for 2006 and 2007, and $6,000
for 2008 and thereafter. For tax years after 2008, the above limits will be increased to reflect a cost-of-living adjustment, if any.

The annual contribution limit described above is gradually reduced to zero for higher income levels. For a single depositor, the annual contribution is phased out between adjusted gross income (AGI) of $95,000 and $110,000; for a married depositor filing jointly between AGI of $150,000 and $160,000; and for a married depositor filing separately, between AGI of zero dollars and $10,000. In the case of a conversion, the custodian will not accept IRA conversion contributions in a tax year if the depositor's AGI for the tax year the funds were distributed from the other IRA exceeds $100,000 or if the depositor is married and files a separate return. Adjusted gross income is defined in Code Section 408A(c)(3) and does not include IRA conversion contributions.

In the case of a joint return, the AGI limits in the preceding paragraph apply to the combined AGI of the depositor and his or her spouse.

SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $40,000 or 25% of your first $200,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. Code Section 402(g) limits the maximum amount of compensation an employee may elect to defer under a SEP (and certain other arrangements) during the calendar year. This limit is $11,000 for 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and
later years. In the case of an eligible employee who was 50 or older before the end of the calendar year, an additional amount of compensation ("Catch-up Elective Deferral Contributions") may be deferred during the year. The limit on Catch-up Elective Deferral Contributions is $1,000 for 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2004, and $5,000 for 2006 and later years.

SEPs permitting elective deferrals cannot be established after 1996. If you established a SEP before 1997 that permitted elective deferrals, under current law you may continue to maintain such SEP for years after 1996. New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $7,000 (adjusted for cost of living increases) for 2002. That amount will increase to $8,000 for 2003, $9,000 for 2004 and $10,000 for 2005 and later years. In the case of an eligible employee who will be 50 or older before the end of the calendar year, the above limitation is increased to $7,500 for 2002, $9,000 for 2003, $10,500 for 2004, $12,000 for 2005, and $12,500 for 2006 and later years. If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $7,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($200,000, adjusted for cost of living increases).

F.   DISTRIBUTION REQUIREMENTS

1.  Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in January 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

                                     -C:4-
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(a)  If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

(b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

2.   IRA (except Roth IRAs) Distribution Requirements

While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

The first required payment can be made as late as April 1 of the year following the year the individual attains age 70 1/2 and must be the payment that is required for one payment interval. The second payment need not be made until the end of the next payment interval.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.

Life expectancy is determined using the tables in the Income Tax Regulations. The "interest" in the IRA includes the amount of any outstanding rollover, transfer and recharacterization under the Income Tax Regulations and the actuarial value of any other benefits provided under the IRA, such as guaranteed death benefits.

     3.Roth IRA Distribution Requirements

While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reached age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

                                     -C:5-

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

4.   Taking Required Minimum Distributions From One IRA:

Aggregating Minimum Distributions: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.   Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.  Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, must be initiated so that the distribution or transfer from the non-Roth IRA is made by December 31 of that year. You do not have until the due date of your tax return for a year to convert a Regular IRA to a Roth IRA for that tax year. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2001 may not be due until April 15, 2002.

C.   Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married filing Jointly    Single/Head of Household
       ----------------------    ------------------------
Year            AGI                   AGI
----
2001     $53,000 - $  63,000     $33,000 - $43,000
2002     $54,000 - $  64,000     $34,000 - $44,000
2003     $60,000 - $  70,000     $40,000 - $50,000
2004     $65,000 - $  75,000     $45,000 - $55,000
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007+    $80,000 - $ 100,000     $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Coverdell Education Savings Custodial Accounts) for a calendar year is (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and thereafter, or (2) 100%
of compensation, whichever is less.

D.   Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of

                                     -C:6-
your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008
and thereafter ($6,000 in Years 2002-2004, $8,000 in 2005-2007, and $10,000 in
2008 and thereafter, combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed the limit. If you wish to make a non-deductible contribution, you must report this on your tax return by filing Form 8606 (Non-deductible IRA). Remember, you are required to keep track of your non-deductible contributions as the Company does not keep a record of these for you. This information will be necessary to document that the contributions were made on a non-deductible basis and therefore, are not taxable upon distribution.

E. Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. It will also be important for you to keep track of and report any regular or conversion contributions you make to your Roth IRAs as required by the IRS. Conversion contributions, recharacterizations of conversions and distributions from a Roth IRA must be reported on IRS Form 8606.

F. Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 10% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G., Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.   Excess Contributions

There is a 10% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 10% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may

                                     -C:7-
include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 10% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

H.   Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   Taxation of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. For this reason it is important that you keep track of when your conversion contributions are made to your Roth IRA. (See
Part III. L., Premature IRA Distributions).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

The rules for taxing non-qualified distributions and premature distributions of conversion amounts from a Roth IRA are complex. To ensure that you receive the tax result you desire, you should consult with your tax advisor before taking a distribution from a Roth IRA.

K.   Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.


                                     -C:8-

L.   Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the 5-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions made (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxability of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. Minimum Required Distributions (See Part II. F.1. and F.2., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

Part IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.

The issuer of an individual retirement annuity will furnish annual calendar year reports concerning the status of the annuity and such information concerning required minimum distributions as is required by the Commissioner of Internal Revenue.

Part V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

                                     -C:9-

OPTIONS & DISCLOSURE
AMERITAS VARIABLE LIFE INSURANCE COMPANY
(we, us, our, the Company)                                 403(b) TAX-SHELTERED
                 for annuity policies issued as a:      ANNUITY  ("TSA") POLICY

If this policy is purchased by the policyowner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC) ss.403(b), distributions under the policy are limited as follows, notwithstanding policy language to the contrary:

A. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC ss.402(g)(3)(c) may be paid only:

     1. when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC ss.72(m)(7); or

     2. in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made.)

B. Distributions attributable to funds transferred from IRC ss.403(b)(7) custodial account may be paid or made available only:

     1. When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC ss.72(m)(7); or

     2. in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

          (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

          (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC ss.3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions.

                                     -C:10-

       IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                   THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

       STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

       For a free copy, access it on the SEC's Web site (www.sec.gov, select "Filings", type "Ameritas Variable"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------

Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural
      Persons
  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
------------------------------------------ -----------

Other Information                              12
Service Marks & Copyright
Financial Statements
------------------------------------------ -----------


OVERTURE ACCLAIM!             Last Page

Statement of Additional Information:  May 1, 2003
to accompany Policy Prospectus dated:  May 1, 2003

OVERTURE ACCLAIM !(sm)
Flexible Premium

Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2


         TABLE OF CONTENTS                       Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Additional Tax Information.........................6
    General
    Withholding Tax on Distributions
    Diversification
    Owner Control
    Multiple Contracts
    Partial 1035 Exchanges
    Contracts Owned by other than Natural Persons
    Death Benefits
    Tax Treatment of Assignments
    Qualified Plans
    Tax Treatment of Withdrawals
    Types of Qualified Plans

Other Information.................................12
Service Marks & Copyright
Financial Statements


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, AVLIC"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are owned by AMAL Corporation ("AMAL"), a joint venture holding company. AMAL is an indirect majority-interest owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

                                    SERVICES

The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2002, and for each of the periods in the two year period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                                     SAI:1

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is also a subsidiary of AMAL Corporation, a holding company that is a joint venture of Ameritas Life Insurance Corp. and AmerUs Life Insurance Company, both of which guarantee the performance of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                           ---------------- ---------------- ----------------
                                                    YEAR:       2000             2001             2002
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission we paid to AIC that was paid     $18,802,555       $9,692,554      $9,326,013
to other broker-dealers and representatives (not kept by
AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission earned and kept by AIC.              $60,942          $14,551         $57,323
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable annuity Principal              $688,972         $332,428        $200,538
Underwriter services.
---------------------------------------------------------- ---------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

                                     SAI:2

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports
The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2002 (Reflects current Policy charges.)
Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 1.25% and administrative expense charge of 0.15%. Also reflects the current Policy Fee of $36.

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where Subaccount has less than               Surrender Policy    Surrender Policy      Surrender Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Balanced (5/1/93)                   -49.51                -0.69                 6.77
o        Alger American Leveraged AllCap (8/1/95)           -70.83                -5.98                 2.43
AMERICAN CENTURY
o        VP Income & Growth (1/1/2001)                      -56.49                  N/A               -40.16
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Emerging Growth (MFS Co.)(8/1/95)         -71.24               -17.18                -2.13
o        Ameritas Growth (Fred Alger) (5/1/92)              -70.20               -10.89                 5.54
o        Ameritas Growth With Income (MFS Co.)(5/1/97)      -59.18               -15.42                -8.66
o        Ameritas Income & Growth (Fred Alger)(5/1/92)      -67.41                -6.92                 6.29
o        Ameritas Index 500 (State Street) (8/1/95)         -59.37               -11.97                 2.42
o        Ameritas MidCap Growth (Fred Alger)(5/3/93)        -66.88                -4.10                 9.58
o        Ameritas Research (MFS Co.) (5/1/97)               -61.78               -15.08                -9.36
o        Ameritas Select (Harris/Oakmark)(1/1/2001)         -51.22                  N/A               -20.33
o        Ameritas Small Capitalization (McStay) (5/1/92)    -72.14               -28.97                -5.72
o        Ameritas Small Company Equity (Babson)(1/1/2001)   -44.59                  N/A                -8.59
CALVERT PORTFOLIOS
o        CVS Income (5/1/2002)                                 N/A                  N/A                -2.31
o        CVS Social Balanced (5/1/2000)                     -49.37                  N/A               -28.78
o        CVS Social Equity (5/1/2002)                          N/A                  N/A               -30.69
o        CVS Social International Equity (5/1/2000)         -52.19                  N/A               -46.86
o        CVS Social Mid Cap Growth (5/1/2000)               -65.22                  N/A               -38.31
o        CVS Social Small Cap Growth (5/1/2000)             -59.62                  N/A               -25.43
DREYFUS
o        MidCap Stock - Service Shares (11/1/2002)             N/A                  N/A               -94.12

                                     SAI:3

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where Subaccount has less than               Surrender Policy    Surrender Policy      Surrender Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------
FIDELITY (initial Class)
o        VIP Asset Manager (12/1/89)                        -45.99                -8.47                 3.12
o        VIP Asset Manager: Growth (8/1/95)                 -52.70               -12.78                -0.24
o        VIP Contrafund (8/1/95)                             -46.6                -5.38                 4.03
o        VIP Equity-Income (10/23/87)                       -54.10               -10.09                 6.35
o        VIP Growth (10/23/87)                              -67.08               -11.10                 4.76
o        VIP High Income (10/23/87)                         -33.99               -20.27                -1.49
o        VIP Investment Grade Bond (6/1/91)                 -27.18                -0.46                 3.40
o        VIP Overseas (10/23/87)                            -57.40               -16.99                 0.00
INVESCO FUNDS
o        VIF-Dynamics (1/1/2001)                            -68.85                  N/A               -69.08
MFS
o        New Discovery (11/1/99)                            -68.58                  N/A               -19.60
o        Strategic Income (8/1/95)                          -29.09                 -4.1                -2.37
o        Utilities (8/1/95)                                 -59.83                -11.5                 2.51
SALOMON BROTHERS
o        Variable All Cap (1/1/2001)                        -62.10                  N/A               -38.18
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (1/1/2001)                        -74.37                  N/A               -78.57
o        Russell 2000 Small Cap Index (1/1/2001)            -58.15                  N/A               -35.49
o        S&P MidCap 400 Index (1/1/2001)                    -52.32                  N/A               -32.53
THIRD AVENUE
o        Third Avenue Value (1/1/2001)                      -47.96                  N/A               -20.84
VAN KAMPEN
o        Emerging Markets Equity - Class I (5/1/97)         -46.18               -18.63               -19.99
o        Global Value Equity - Class I (5/1/97)             -54.02               -10.17                -5.43
o        International Magnum - Class I (5/1/97)            -54.01               -17.47               -15.17
o        U.S. Real Estate - Class I (5/1/97)                -38.15                -4.87                 0.66
-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2002
(Reflects base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)
(Computed on the same basis as Standardized total return except no Policy fee is reflected.) Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 1.25% and administrative expense current charge of 0.15%.

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where Subaccount has less than               Continue Policy     Continue Policy      Continue Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Balanced (9/5/89)                   -13.51                 5.79                 8.02
o        Alger American Leveraged AllCap (1/25/95)          -34.83                 1.81                11.98
AMERICAN CENTURY
o        VP Income & Growth (10/30/97)                      -20.49                -1.98                -0.58
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Emerging Growth (MFS Co.)(7/24/95)        -35.24                -5.60                 2.62
o        Ameritas Growth (Fred Alger) (1/9/89)              -34.20                -1.61                 7.57
o        Ameritas Growth With Income (MFS Co.)(10/9/95)     -23.18                -4.53                 3.95
o        Ameritas Income & Growth (Fred Alger)(11/15/88)    -31.41                 1.13                 8.20
o        Ameritas Index 500 (State Street) (8/1/95)         -23.37                -2.33                 6.12
o        Ameritas MidCap Growth (Fred Alger)(5/3/93)        -30.88                 3.20                11.16
o        Ameritas Research (MFS Co.) (7/26/95)              -25.78                -4.33                 3.16
o        Ameritas Select (Harris/Oakmark)(1/1/2001)         -15.22                  N/A                -0.25
o        Ameritas Small Capitalization (McStay)(9/21/88)    -36.14               -11.57                -0.88
o        Ameritas Small Company Equity (Babson)(1/1/2001)    -8.59                  N/A                 9.35

                                     SAI:4

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where Subaccount has less than               Continue Policy     Continue Policy      Continue Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------
CALVERT PORTFOLIOS
o        CVS Income (4/30/2001)                                N/A                  N/A                  N/A
o        CVS Social Balanced (9/2/86)                       -13.37                -0.54                 5.21
o        CVS Social Equity (4/30/2001)                         N/A                  N/A                  N/A
o        CVS Social International Equity (6/30/92)          -16.19                -4.91                 2.87
o        CVS Social Mid Cap Growth (7/16/91)                -29.22                -1.78                 4.33
o        CVS Social Small Cap Growth (3/15/95)              -23.62                -0.41                 2.96
DREYFUS
o        MidCap Stock - Service Shares (11/1/2002)          -13.91                  N/A                -1.18
FIDELITY (Initial Class)
o        VIP Asset Manager (9/6/89)                          -9.99                 0.04                 5.57
o        VIP Asset Manager: Growth (1/3/95)                  -16.7                -2.87                 5.47
o        VIP Contrafund (1/3/95)                             -10.6                 2.25                10.70
o        VIP Equity-Income (10/9/86)                         -18.1                -1.07                 8.26
o        VIP Growth (10/9/86)                               -31.08                -1.75                 6.91
o        VIP High Income (9/19/85)                               2                -7.37                 2.00
o        VIP Investment Grade Bond (12/5/88)                  8.81                 5.97                 5.79
o        VIP Overseas (1/28/87)                              -21.4                -5.49                 3.11
INVESCO FUNDS
o        VIF-Dynamics (8/27/97)                             -32.85                -4.35                -3.45
MFS
o        New Discovery (5/1/98)                             -32.58                  N/A                 1.48
o        Strategic Income (6/14/94)                            6.9                 3.20                 3.31
o        Utilities (1/3/95)                                 -23.83                -2.02                 7.70
SALOMON BROTHERS
o        Variable All Cap (2/1/98)                           -26.1                  N/A                 2.90
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (4/26/2000)                       -38.37                  N/A               -39.34
o        Russell 2000 Small Cap Index (4/26/2000)           -22.15                  N/A                -9.68
o        S&P MidCap 400 Index (5/3/99)                      -16.32                  N/A                -1.00
THIRD AVENUE
         Third Avenue Value (9/21/99)                       -11.96                  N/A                12.64
VAN KAMPEN
o        Emerging Markets Equity - Class I (10/1/96)        -10.18                -6.45                -5.74
o        Global Value Equity - Class I (1/2/97)             -18.02                -1.13                 1.88
o        International Magnum - Class I (1/2/97)            -18.01                -5.77                -3.93
o        U.S. Real Estate - Class I (3/3/97)                 -2.15                 2.62                 4.98
-------------------------------------------------------------------------------------------------------------------

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                            YIELD=2[(a - b +1)6 - 1]
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $60,000, so no Policy fee is reflected as none would currently be applicable.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

                                     SAI:5

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                                As of 12/31/2002
                  Reflecting current charges           Yield    Effective Yield
                  Ameritas Money Market Subacccount    -0.16%       -0.16%

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                           ADDITIONAL TAX INFORMATION

NOTE: This information should not be substituted for the advice of a personal tax advisor. We do not make any guarantee regarding the tax status of any Policy or transaction involving the Policy. Purchasers bear the complete risk that the Policy may not be treated as "annuity contracts" under federal income tax laws. The following discussion is not exhaustive and special rules not described in the Policy prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payment based on a fixed annuity income option (paid in periodic installments over a period of more than one year) is determined by multiplying the payment by the ratio that the cost basis of the Policy (the amount of the investment adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

                                     SAI:6

Withholding Tax on Distributions

The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a), 403(a) or 457 of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that require the series funds and their portfolios to comply with the Treasury regulations.

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

                                     SAI:7

Multiple Contracts
The Code provides that multiple annuity contracts which are acquired for a single consideration, such as an obligation to pay an annuity to an individual for his life, accompanied by an obligation to pay an annuity to a separate individual for his life, there being a single consideration paid for both obligations (whether paid by one or more persons in equal or different amounts, and whether paid in a single sum or otherwise) are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Death Benefits
Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply. To be treated as an annuity contract, a contract must provide that: (1) if any holder dies: (a) on or after the annuity starting date, and (b) before the entire interest in the contract has been distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the holder dies before the annuity starting date the entire interest must be distributed within five years of his death. If the beneficiary is the surviving spouse of the contract holder, then the surviving spouse will be considered the contract holder, making it possible to continue the deferral of tax on the accrued and future income under the contract until payments are made to the surviving spouse.

Tax Treatment of Assignments
An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Policy.

Qualified Plans
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.

Tax Treatment of Withdrawals

                               Non-Qualified Plans
Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a

                                     SAI:8
series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982; or under certain other limited circumstances set forth in Code Section 72(q)(2).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

                                 Qualified Plans
In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (IRAs) and 457 (governmental plans). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b)

                                     SAI:9
qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans
The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan do not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with certain qualified plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Policy for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and

                                     SAI:10
withdrawals. Employee loans are allowed under this Policy. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs
Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Contributions to a Roth IRA are limited to a maximum of $3,000 per year for tax years 2003 and 2004. The contribution limit is increased to $4,000 for tax years 2005 through 2007 and $5,000 for 2008 and thereafter. For individuals who have reached the age of 50 before the close of the tax year, the contribution limit is increased to $3,500 per year for tax years 2003 through 2004, $4,500 for 2005, $5,000 for 2006 and 2007, and $6,000 for 2008 and thereafter. These payments are non deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. The annual limitations continue to apply to all of the taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless (a) the individual is not married and has adjusted gross income over $100,000, (b) the individual is married and together with his or her spouse, they have adjusted gross income of over $100,000, or (c) the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Pension and Profit-Sharing Plans
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Non-Qualified Deferred Compensation Plans -- Section 457
Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meet the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In some circumstances, a Section 457 governmental plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. No catch-up contributions are permitted under a non-governmental

                                     SAI:11

Section 457 Plan. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis. Rather, the deferred compensation is taxable to the participant on the earliest date that the amounts are distributed or made available to the participant, regardless of whether the participant elects to begin receiving distributions.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                            SERVICE MARKS & COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE ACCLAIM!" is a registered service mark of Ameritas Variable Life Insurance Company. The Policy and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:12

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2002, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 14, 2003

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS
INVESTMENTS AT FAIR VALUE:
    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         4,438,349.505 shares at $18.16 per share (cost $94,139,129)                             $       80,600,427
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         614,616.257 shares at $18.10 per share (cost $14,225,850)                                       11,124,554
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         325,400.918 shares at $18.00 per share (cost $6,837,039)                                         5,857,217
       VIP Growth Portfolio: Initial Class (Growth IC) -
         2,416,622.291 shares at $23.44 per share (cost $81,678,091)                                     56,645,627
       VIP Growth Portfolio: Service Class (Growth SC) -
         555,365.290 shares at $23.34 per share (cost $24,332,695)                                       12,962,226
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         170,447.415 shares at $23.21 per share (cost $5,007,858)                                         3,956,085
       VIP High Income Portfolio: Initial Class (High Income IC) -
         6,259,393.906 shares at $5.93 per share (cost $35,703,840)                                      37,118,206
       VIP High Income Portfolio: Service Class (High Income SC) -
         688,003.225 shares at $5.91 per share (cost $4,971,820)                                          4,066,099
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         536,910.654 shares at $5.87 per share (cost $3,177,091)                                          3,151,666
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         1,544,832.181 shares at $10.98 per share (cost $20,816,687)                                     16,962,257
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         319,498.250 shares at $10.94 per share (cost $6,452,379)                                         3,495,311
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         88,959.482 shares at $10.90 per share (cost $1,185,395)                                            969,658
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         4,300,353.612 shares at $12.75 per share (cost $70,186,320)                                     54,829,509
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         772,490.394 shares at $12.66 per share (cost $12,475,240)                                        9,779,728
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         185,959.279 shares at $12.59 per share (cost $2,514,933)                                         2,341,227
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         6,478,043.048 shares at $13.70 per share (cost $81,181,972)                                     88,749,190
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         949,387.722 shares at $13.57 per share (cost $12,206,391)                                       12,883,191
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         2,781,586.745 shares at $18.10 per share (cost $54,965,264)                                     50,346,720
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         802,380.879 shares at $18.04 per share (cost $19,217,911)                                       14,474,951


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity), continued:
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         212,190.803 shares at $17.95 per share (cost $4,090,198)                                $        3,808,825
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         679,971.699 shares at $10.33 per share (cost $9,913,196)                                         7,024,108
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         162,251.617 shares at $10.27 per share (cost $2,440,113)                                         1,666,324
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         21,939.744 shares at $10.21 per share (cost $241,519)                                              224,005
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio (Balanced) -
         2,949,760.968 shares at $11.29 per share (cost $38,891,651)                                     33,302,801
       Alger American Leveraged All Cap Portfolio (Leveraged) -
         1,080,526.444 shares at $20.85 per share (cost $40,070,457)                                     22,528,976
    MFS Variable Insurance Trust (MFS):
       Strategic Income Series (Strategic Inc.) -
         757,492.468 shares at $10.53 per share (cost $7,656,891)                                         7,976,396
       Utilities Series (Utilities) -
         2,365,014.996 shares at $12.03 per share (cost $45,182,116)                                     28,451,130
       New Discovery Series (New Discovery) -
         1,078,991.891 shares at $10.44 per share (cost $14,104,072)                                     11,264,675
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio (Emerging Markets) -
         721,778.354 shares at $6.04 per share (cost $4,802,515)                                          4,359,541
       Global Value Equity Portfolio (Global Value) -
         1,271,223.487 shares at $9.84 per share (cost $15,026,312)                                      12,508,839
       International Magnum Portfolio (Intl. Magnum) -
         514,875.186 shares at $7.78 per share (cost $4,246,028)                                          4,005,729
       U.S. Real Estate Portfolio (U.S. Real Estate) -
         1,200,759.472 shares at $11.33 per share (cost $14,572,015)                                     13,604,605
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Emerging Growth Portfolio (Emerging Growth) -
         1,917,718.288 shares at $11.73 per share (cost $43,725,377)                                     22,494,836
       Ameritas Growth Portfolio (Growth) -
         1,661,711.134 shares at $32.00 per share (cost $90,980,702)                                     53,174,756
       Ameritas Growth With Income Portfolio (Growth with Income) -
         1,005,273.599 shares at $13.67 per share (cost $19,359,508)                                     13,742,090
       Ameritas Income & Growth Portfolio (Income and Growth) -
         3,495,881.435 shares at $9.12 per share (cost $52,867,265)                                      31,882,439


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
       Ameritas Index 500 Portfolio (Index 500) -
         794,792.595 shares at $95.07 per share (cost $112,500,313)                              $       75,560,932
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,837,042.604 shares at $21.38 per share (cost $45,596,782)                                     39,275,971
       Ameritas Money Market Portfolio (Money Market) -
         136,596,862.320 shares at $1.00 per share (cost $136,596,862)           $   136,596,862
           Dividends Receivable                                                            9,344
                                                                                ----------------
             Total                                                                                      136,606,206
       Ameritas Research Portfolio (Research) -
         1,029,910.982 shares at $12.20 per share (cost $18,915,658)                                     12,564,914
       Ameritas Small Capitalization Portfolio (Small Cap) -
         1,068,766.080 shares at $19.04 per share (cost $25,558,105)                                     20,349,306
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         791,259.696 shares at $17.79 per share (cost $15,081,918)                                       14,076,510
       Ameritas Select Portfolio (Select) -
         1,414,638.070 shares at $15.33 per share (cost $24,126,151)                                     21,686,402
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         3,250,470.687 shares at $1.50 per share (cost $5,660,821)                                        4,875,706
       CVS Social International Equity Portfolio (Intl. Equity) -
         179,222.567 shares at $10.92 per share (cost $1,971,637)                                         1,957,110
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         177,771.944 shares at $18.31 per share (cost $4,489,763)                                         3,255,004
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         458,252.261 shares at $11.03 per share (cost $6,388,290)                                         5,054,522
       CVS Social Equity Portfolio (Equity) -
         48,983.763 shares at $12.95 per share (cost $647,933)                                              634,340
       CVS Income Portfolio (Income) -
         347,741.920 shares at $15.46 per share (cost $5,382,079)                                         5,376,090
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Fund (Income & Growth) -
         2,287,792.622 shares at $5.16 per share (cost $13,666,213)                                      11,805,010
    INVESCO Variable Investment Funds, Inc. (Invesco):
       VIF-Dynamics Fund (Dynamics) -
         495,140.148 shares at $8.54 per share (cost $4,570,003)                                          4,228,497
    Salomon Brothers Variable Series Funds Inc. (Salomon):
       Variable All Cap Fund (All Cap) -
         763,465.162 shares at $11.26 per share (cost $11,072,467)                                        8,596,618


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         109,931.883 shares at $39.29 per share (cost $4,919,157)                                $        4,319,224
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         100,375.028 shares at $37.52 per share (cost $4,254,195)                                         3,766,071
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         304,478.623 shares at $13.94 per share (cost $5,372,173)                                         4,244,432
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         1,718,134.676 shares at $14.99 per share (cost $28,608,154)                                     25,754,839
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio (MidCap) -
         7,469.400 shares at $12.02 per share (cost $90,631)                                                 89,782
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,146,411,410
                                                                                                ====================












The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------
                                                                                        Equity-Income IC
                                                                             ---------------------------------------
                                                                                     2002                2001
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $      1,808,957    $      2,274,724
   Mortality and expense risk charge                                                (1,288,353)         (1,687,212)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            520,604             587,512
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   2,462,192           6,390,891
   Net realized gain(loss) on sale of fund shares                                   (7,969,303)         (5,552,011)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                             (5,507,111)            838,880
                                                                             ------------------  -------------------

Change in unrealized appreciation/depreciation                                     (14,497,502)         (9,612,542)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
    from operations                                                           $    (19,484,009)   $     (8,186,150)
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        520,604    $        587,512
   Net realized gain(loss)                                                          (5,507,111)            838,880
   Net change in unrealized appreciation/depreciation                              (14,497,502)         (9,612,542)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 (19,484,009)         (8,186,150)
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               1,270,424           1,816,807
   Subaccounts transfers (including fixed account), net                             (2,539,945)         (1,096,576)
   Transfers for policyowner benefits and terminations                             (14,427,959)        (17,476,075)
   Policyowner maintenance charges                                                    (213,683)           (267,057)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                               (15,911,163)        (17,022,901)
                                                                             ------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----                ----
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                             (35,395,172)        (25,209,051)
Net assets at beginning of period                                                  115,995,599         141,204,650
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     80,600,427    $    115,995,599
                                                                             ==================  ===================

The accompanying notes are an integral part of these financial statements.

                                                        Fidelity
--------------------------------------------------------------------------------------------------------------------

           Equity-Income SC                       Equity-Income SC2                         Growth IC
--------------------------------------- -------------------------------------- -------------------------------------
          2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $        220,485     $        229,988   $         53,024    $           ----   $        219,784    $       113,823
         (124,296)            (146,836)           (35,134)             (9,708)        (1,043,560)        (1,688,184)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
           96,189               83,152             17,890              (9,708)          (823,776)        (1,574,361)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          317,758              678,464             76,416                ----               ----         10,699,390
         (824,283)            (208,596)          (140,039)            (15,556)       (20,650,239)       (42,524,383)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
         (506,525)             469,868            (63,623)            (15,556)       (20,650,239)       (31,824,993)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

       (2,214,393)          (1,553,301)          (945,106)            (34,716)        (9,205,505)         3,518,994
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


 $     (2,624,729)    $     (1,000,281)  $       (990,839)   $        (59,980)  $    (30,679,520)   $   (29,880,360)
===================  ================== ==================  ================== ==================  =================




 $         96,189     $         83,152   $         17,890    $         (9,708)  $       (823,776)   $    (1,574,361)
         (506,525)             469,868            (63,623)            (15,556)       (20,650,239)       (31,824,993)
       (2,214,393)          (1,553,301)          (945,106)            (34,716)        (9,205,505)         3,518,994
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

       (2,624,729)          (1,000,281)          (990,839)            (59,980)       (30,679,520)       (29,880,360)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          111,430              429,091            999,191             922,041          1,544,260          2,409,714
       (1,920,311)           3,642,281          2,778,015           2,372,543        (13,135,137)        (2,910,315)
         (889,522)            (866,013)          (133,773)            (17,012)       (12,635,607)       (16,774,892)
              (89)                 (36)           (10,867)             (2,102)          (212,138)          (297,650)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
       (2,698,492)           3,205,323          3,632,566           3,275,470        (24,438,622)       (17,573,143)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

             ----                 ----               ----                ----               ----                ----
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

       (5,323,221)           2,205,042          2,641,727           3,215,490        (55,118,142)       (47,453,503)
       16,447,775           14,242,733          3,215,490                ----        111,763,769        159,217,272
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $     11,124,554     $     16,447,775   $      5,857,217    $      3,215,490   $     56,645,627    $   111,763,769
===================  ================== ==================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------
                                                                                           Growth SC
                                                                             ---------------------------------------
                                                                                     2002                 2001
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $         27,811    $           ----
   Mortality and expense risk charge                                                  (168,078)           (254,648)
                                                                             ------------------  -------------------
Net investment income(loss)                                                           (140,267)           (254,648)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        ----           2,044,543
   Net realized gain(loss) on sale of fund shares                                   (3,490,191)         (2,282,620)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                             (3,490,191)           (238,077)
                                                                             ------------------  -------------------

Change in unrealized appreciation/depreciation                                      (3,178,226)         (5,397,194)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $     (6,808,684)   $     (5,889,919)
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $       (140,267)   $       (254,648)
   Net realized gain(loss)                                                          (3,490,191)           (238,077)
   Net change in unrealized appreciation/depreciation                               (3,178,226)         (5,397,194)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (6,808,684)         (5,889,919)
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 124,216           1,053,501
   Subaccounts transfers (including fixed account), net                             (3,329,123)           (528,965)
   Transfers for policyowner benefits and terminations                              (1,359,212)         (1,571,411)
   Policyowner maintenance charges                                                         (10)                (70)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                (4,564,129)         (1,046,945)
                                                                             ------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----                ----
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                             (11,372,813)         (6,936,864)
Net assets at beginning of period                                                   24,335,039          31,271,903
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     12,962,226    $     24,335,039
                                                                             ==================  ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

              Growth SC2                            High Income IC                        High Income SC
---------------------------------------  ------------------------------------- -------------------------------------
       2002                2001                2002               2001               2002                2001
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

 $          3,575     $           ----    $     2,110,173    $      5,534,814   $        378,834    $       543,498
          (25,694)              (8,685)          (338,354)           (377,122)           (33,640)           (41,231)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
          (22,119)              (8,685)         1,771,819           5,157,692            345,194            502,267
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


             ----                 ----               ----                ----               ----               ----
         (249,147)             (12,992)        (1,919,692)         (9,035,179)          (873,551)          (964,817)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
         (249,147)             (12,992)        (1,919,692)         (9,035,179)          (873,551)          (964,817)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

         (965,741)             (86,032)         1,942,962           2,679,902            635,619           (105,483)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


 $     (1,237,007)    $       (107,709)   $     1,795,089    $     (1,197,585)  $        107,262    $      (568,033)
===================  ==================  =================  ================== ==================  =================




 $        (22,119)    $         (8,685)   $     1,771,819    $      5,157,692   $        345,194    $       502,267
         (249,147)             (12,992)        (1,919,692)         (9,035,179)          (873,551)          (964,817)
         (965,741)             (86,032)         1,942,962           2,679,902            635,619           (105,483)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

       (1,237,007)            (107,709)         1,795,089          (1,197,585)           107,262           (568,033)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


          868,498              605,178            319,629             521,834             14,790            184,783
        1,847,401            2,232,361         10,665,270           6,949,022            464,221             42,164
         (214,406)             (30,179)        (5,586,443)         (3,754,940)          (287,521)          (405,007)
           (6,347)              (1,705)           (51,818)            (52,260)              (107)               (39)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        2,495,146            2,805,655          5,346,638           3,663,656            191,383           (178,099)
-------------------  ------------------  ------------------ ------------------ ------------------  -----------------

             ----                 ----                ----               ----               ----               ----
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        1,258,139            2,697,946          7,141,727           2,466,071            298,645           (746,132)
        2,697,946                 ----         29,976,479          27,510,408          3,767,454          4,513,586
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $      3,956,085     $      2,697,946    $    37,118,206    $     29,976,479   $      4,066,099    $     3,767,454
===================  ==================  =================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                        High Income SC2
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        138,542     $           ----
   Mortality and expense risk charge                                                  (14,123)              (3,108)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           124,419               (3,108)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     (50,072)              (9,152)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               (50,072)              (9,152)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                         12,791              (38,217)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         87,138     $        (50,477)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        124,419     $         (3,108)
   Net realized gain(loss)                                                            (50,072)              (9,152)
   Net change in unrealized appreciation/depreciation                                  12,791              (38,217)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     87,138              (50,477)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                431,169              232,490
   Subaccounts transfers (including fixed account), net                             1,574,228              934,467
   Transfers for policyowner benefits and terminations                                (45,296)              (5,576)
   Policyowner maintenance charges                                                     (5,462)              (1,015)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                1,954,639            1,160,366
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              2,041,777            1,109,889
Net assets at beginning of period                                                   1,109,889                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      3,151,666     $      1,109,889
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

             Overseas IC                             Overseas SC                           Overseas SC2
--------------------------------------- -------------------------------------- -------------------------------------
         2002                2001                2002                2001               2002                2001
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

 $        194,297     $      3,324,022   $         32,771    $        393,094   $          4,247    $          ----
         (304,554)            (503,825)           (42,245)            (63,277)            (5,966)            (1,582)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
         (110,257)           2,820,197             (9,474)            329,817             (1,719)            (1,582)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


             ----            5,254,099               ----             628,096               ----               ----
       (1,067,292)         (17,854,787)        (1,096,854)         (1,047,502)           (48,748)            (2,868)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
       (1,067,292)         (12,600,688)        (1,096,854)           (419,406)           (48,748)            (2,868)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

       (3,467,839)            (515,610)            68,766          (1,645,638)          (180,379)           (35,358)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


 $     (4,645,388)    $    (10,296,101)  $     (1,037,562)   $     (1,735,227)  $       (230,846)   $       (39,808)
===================  ================== ==================  ================== ==================  =================




 $       (110,257)    $      2,820,197   $         (9,474)   $        329,817   $         (1,719)   $        (1,582)
       (1,067,292)         (12,600,688)        (1,096,854)           (419,406)           (48,748)            (2,868)
       (3,467,839)            (515,610)            68,766          (1,645,638)          (180,379)           (35,358)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

       (4,645,388)         (10,296,101)        (1,037,562)         (1,735,227)          (230,846)           (39,808)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          369,334            7,312,685             53,405             184,501            118,697            131,509
       (2,353,656)          (8,875,987)          (478,368)         (1,379,232)           650,251            363,401
       (3,853,895)          (5,020,599)          (269,345)           (259,881)           (20,585)            (1,330)
          (55,935)             (80,066)               (26)                (28)            (1,369)              (262)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
       (5,894,152)          (6,663,967)          (694,334)         (1,454,640)           746,994            493,318
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

             ----                 ----               ----                ----               ----               ----
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

      (10,539,540)         (16,960,068)        (1,731,896)         (3,189,867)           516,148            453,510
       27,501,797           44,461,865          5,227,207           8,417,074            453,510               ----
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $     16,962,257     $     27,501,797   $      3,495,311    $      5,227,207   $        969,658    $       453,510
===================  ================== ==================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Asset Mgr. IC
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $      2,795,052     $      4,202,937
   Mortality and expense risk charge                                                 (827,195)          (1,149,177)
                                                                            -------------------  -------------------
Net investment income(loss)                                                         1,967,857            3,053,760
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----            1,576,101
   Net realized gain(loss) on sale of fund shares                                  (4,849,182)          (3,785,146)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (4,849,182)          (2,209,045)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                     (4,580,623)          (6,621,830)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     (7,461,948)    $     (5,777,115)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $      1,967,857     $      3,053,760
   Net realized gain(loss)                                                         (4,849,182)          (2,209,045)
   Net change in unrealized appreciation/depreciation                              (4,580,623)          (6,621,830)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 (7,461,948)          (5,777,115)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                577,914              976,781
   Subaccounts transfers (including fixed account), net                            (5,216,789)          (7,507,408)
   Transfers for policyowner benefits and terminations                            (10,557,661)         (16,826,017)
   Policyowner maintenance charges                                                   (176,861)            (224,598)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                              (15,373,397)         (23,581,242)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                            (22,835,345)         (29,358,357)
Net assets at beginning of period                                                  77,664,854          107,023,211
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     54,829,509     $     77,664,854
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                          Asset Mgr. SC2                          Inv. Bond IC
--------------------------------------- -------------------------------------  -------------------------------------
        2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $        485,203     $        580,742   $         72,170    $          ----    $      2,658,457   $      3,087,681
         (110,158)            (133,541)           (15,512)            (5,827)           (957,108)          (824,200)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          375,045              447,201             56,658             (5,827)          1,701,349          2,263,481
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----              221,235               ----               ----                ----               ----
         (954,122)            (334,697)           (85,158)              (918)          1,134,982            807,357
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (954,122)            (113,462)           (85,158)              (918)          1,134,982            807,357
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (757,695)          (1,107,975)          (179,467)             5,759           3,958,142          1,270,416
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $     (1,336,772)    $       (774,236)  $       (207,967)   $          (986)   $      6,794,473   $      4,341,254
===================  ================== ==================  =================  ================== ==================




 $        375,045     $        447,201   $         56,658    $        (5,827)   $      1,701,349   $      2,263,481
         (954,122)            (113,462)           (85,158)              (918)          1,134,982            807,357
         (757,695)          (1,107,975)          (179,467)             5,759           3,958,142          1,270,416
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,336,772)            (774,236)          (207,967)              (986)          6,794,473          4,341,254
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          101,571              572,117            226,305            526,336           1,713,304          2,072,179
       (1,698,106)               2,299            574,678          1,305,630          25,140,283         13,098,476
         (938,883)            (648,594)           (62,402)           (16,886)        (12,839,180)        (9,241,648)
              (26)                ----             (2,722)              (759)            (90,527)           (85,344)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (2,535,444)             (74,178)           735,859          1,814,321          13,923,880          5,843,663
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----                 ----               ----               ----                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (3,872,216)            (848,414)           527,892          1,813,335          20,718,353         10,184,917
       13,651,944           14,500,358          1,813,335               ----          68,030,837         57,845,920
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      9,779,728     $     13,651,944   $      2,341,227    $     1,813,335    $     88,749,190   $     68,030,837
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Inv. Bond SC2
                                                                            ----------------------------------------
                                                                                    2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        171,940     $           ----
   Mortality and expense risk charge                                                  (62,224)             (10,718)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           109,716              (10,718)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                      82,877                9,783
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                82,877                9,783
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        609,474               67,325
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        802,067     $         66,390
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        109,716     $        (10,718)
   Net realized gain(loss)                                                             82,877                9,783
   Net change in unrealized appreciation/depreciation                                 609,474               67,325
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    802,067               66,390
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              2,182,248            1,020,353
   Subaccounts transfers (including fixed account), net                             6,598,046            2,871,733
   Transfers for policyowner benefits and terminations                               (527,041)            (108,746)
   Policyowner maintenance charges                                                    (19,715)              (2,144)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                8,233,538            3,781,196
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              9,035,605            3,847,586
Net assets at beginning of period                                                   3,847,586                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     12,883,191     $      3,847,586
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

            Contrafund IC                           Contrafund SC                         Contrafund SC2
---------------------------------------  ------------------------------------- -------------------------------------
         2002                2001                2002               2001               2002                2001
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $        498,567     $        617,705    $       133,314    $        156,464   $         10,113    $            53
         (779,309)            (947,000)          (162,230)           (197,750)           (18,180)            (4,321)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
         (280,742)            (329,295)           (28,916)            (41,286)            (8,067)            (4,268)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


             ----            2,180,136               ----             625,855               ----                198
       (7,577,396)          (6,208,995)        (1,136,187)           (944,529)           (34,926)              (433)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
       (7,577,396)          (4,028,859)        (1,136,187)           (318,674)           (34,926)              (235)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        1,567,830           (7,069,764)          (697,101)         (2,908,117)          (263,454)           (17,919)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


 $     (6,290,308)    $    (11,427,918)   $    (1,862,204)   $     (3,268,077)  $       (306,447)   $       (22,422)
===================  ==================  =================  ================== ==================  =================




 $       (280,742)     $      (329,295)   $       (28,916)   $        (41,286)  $         (8,067)   $        (4,268)
       (7,577,396)          (4,028,859)        (1,136,187)           (318,674)           (34,926)              (235)
        1,567,830           (7,069,764)          (697,101)         (2,908,117)          (263,454)           (17,919)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

       (6,290,308)         (11,427,918)        (1,862,204)         (3,268,077)          (306,447)           (22,422)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


        1,027,309            1,560,389             90,081             625,314            521,285            251,599
       (1,923,182)          (9,994,024)        (1,507,558)         (1,449,022)         2,331,707          1,093,791
       (5,919,765)          (6,779,662)        (1,314,066)         (1,282,341)           (50,438)            (5,527)
         (109,225)            (115,780)               (14)                 (7)            (4,173)              (550)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
       (6,924,863)         (15,329,077)        (2,731,557)         (2,106,056)         2,798,381          1,339,313
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

             ----                 ----               ----                ----               ----               ----
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

      (13,215,171)         (26,756,995)        (4,593,761)         (5,374,133)         2,491,934          1,316,891
       63,561,891           90,318,886         19,068,712          24,442,845          1,316,891               ----
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $     50,346,720     $     63,561,891    $    14,474,951    $     19,068,712   $      3,808,825    $     1,316,891
===================  ==================  =================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                       Asset Mgr. Gr. IC
                                                                            ----------------------------------------
                                                                                     2002                2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        274,162     $        411,198
   Mortality and expense risk charge                                                 (119,020)            (171,808)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           155,142              239,390
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----              495,547
   Net realized gain(loss) on sale of fund shares                                  (1,327,972)            (944,111)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (1,327,972)            (448,564)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (634,373)          (1,187,085)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     (1,807,203)    $     (1,396,259)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        155,142     $        239,390
   Net realized gain(loss)                                                         (1,327,972)            (448,564)
   Net change in unrealized appreciation/depreciation                                (634,373)          (1,187,085)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 (1,807,203)          (1,396,259)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                167,406              310,896
   Subaccounts transfers (including fixed account), net                            (1,487,255)          (1,850,630)
   Transfers for policyowner benefits and terminations                             (1,012,190)          (1,315,527)
   Policyowner maintenance charges                                                    (14,549)             (17,684)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (2,346,588)          (2,872,945)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (4,153,791)          (4,269,204)
Net assets at beginning of period                                                  11,177,899           15,447,103
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      7,024,108     $     11,177,899
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                  Fidelity                                                    Alger
-----------------------------------------------------------------------------  -------------------------------------

          Asset Mgr. Gr. SC                      Asset Mgr. Gr. SC2                          Balanced
--------------------------------------- -------------------------------------  -------------------------------------
        2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $         64,177     $         91,106   $          3,906    $          ----    $        685,666   $        691,350
          (20,194)             (29,291)            (1,369)               (966)          (462,594)          (566,820)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
           43,983               61,815              2,537                (966)           223,072            124,530
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----              115,730               ----                ----               ----            841,492
         (406,114)            (246,815)           (17,665)            (17,668)        (1,493,970)            45,072
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (406,114)            (131,085)           (17,665)            (17,668)        (1,493,970)           886,564
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          (71,840)            (235,559)           (15,796)             (1,718)        (4,822,368)        (2,722,438)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $       (433,971)    $       (304,829)  $        (30,924)   $       (20,352)   $     (6,093,266)  $     (1,711,344)
===================  ================== ==================  =================  ================== ==================




 $         43,983     $         61,815   $          2,537    $          (966)   $        223,072   $        124,530
         (406,114)            (131,085)           (17,665)            (17,668)        (1,493,970)           886,564
          (71,840)            (235,559)           (15,796)             (1,718)        (4,822,368)        (2,722,438)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (433,971)            (304,829)           (30,924)            (20,352)        (6,093,266)        (1,711,344)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


            7,699               29,283             42,404              49,284          1,213,632          2,249,019
         (456,151)            (184,791)             4,937             182,138         (4,555,462)         2,108,578
         (269,466)            (312,419)            (2,326)               (587)        (4,261,771)        (5,163,338)
              (20)                ----               (416)               (153)           (47,664)           (45,500)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (717,938)            (467,927)            44,599             230,682         (7,651,265)          (851,241)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----                 ----               ----                ----               ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,151,909)            (772,756)            13,675             210,330        (13,744,531)        (2,562,585)
        2,818,233            3,590,989            210,330                ----         47,047,332         49,609,917
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      1,666,324     $      2,818,233   $        224,005    $       210,330    $     33,302,801   $     47,047,332
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Alger
                                                                            ----------------------------------------

                                                                                           Leveraged
                                                                            ----------------------------------------
                                                                                    2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          2,645     $           ----
   Mortality and expense risk charge                                                 (403,753)            (730,680)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (401,108)            (730,680)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----            2,206,103
   Net realized gain(loss) on sale of fund shares                                 (11,922,900)         (12,086,410)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                           (11,922,900)          (9,880,307)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                     (2,253,130)          (2,751,440)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (14,577,138)    $    (13,362,427)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (401,108)    $       (730,680)
   Net realized gain(loss)                                                        (11,922,900)          (9,880,307)
   Net change in unrealized appreciation/depreciation                              (2,253,130)          (2,751,440)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (14,577,138)         (13,362,427)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,111,197            2,538,164
   Subaccounts transfers (including fixed account), net                           (12,439,645)          (8,530,908)
   Transfers for policyowner benefits and terminations                             (3,930,834)          (6,217,877)
   Policyowner maintenance charges                                                    (56,313)             (70,141)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                              (15,315,595)         (12,280,762)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                            (29,892,733)         (25,643,189)
Net assets at beginning of period                                                  52,421,709           78,064,898
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     22,528,976     $     52,421,709
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                         MFS
--------------------------------------------------------------------------------------------------------------------

            Strategic Inc.                            Utilities                           New Discovery
--------------------------------------- -------------------------------------- -------------------------------------
        2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
 $        145,974     $        123,267   $      1,045,649    $      2,279,824   $            ---   $           ----
          (59,079)             (42,788)          (441,499)           (819,362)          (172,981)          (223,570)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
           86,895               80,479            604,150           1,460,462           (172,981)          (223,570)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


             ----                 ----               ----           5,978,791               ----            646,242
           23,872               30,258         (7,874,126)           (686,695)        (4,193,026)        (3,197,028)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
           23,872               30,258         (7,874,126)          5,292,096         (4,193,026)        (2,550,786)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

          283,336                7,285         (4,702,994)        (26,405,340)        (1,896,816)         1,413,021
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


 $        394,103     $        118,022   $    (11,972,970)   $    (19,652,782)  $     (6,262,823)  $     (1,361,335)
===================  ================== ==================  ================== ================== ==================




 $         86,895      $        80,479   $        604,150    $      1,460,462   $       (172,981)  $       (223,570)
           23,872               30,258         (7,874,126)          5,292,096         (4,193,026)        (2,550,786)
          283,336                7,285         (4,702,994)        (26,405,340)        (1,896,816)         1,413,021
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

          394,103              118,022        (11,972,970)        (19,652,782)        (6,262,823)        (1,361,335)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


          280,365              241,436            800,033           2,933,272            588,734          1,362,643
        4,453,592              (81,240)        (7,929,341)         (4,244,251)        (1,665,544)           404,421
         (572,776)            (459,092)        (5,307,311)         (7,912,510)        (1,720,413)        (1,793,625)
           (5,378)              (2,995)           (47,561)            (60,579)           (23,143)           (20,153)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
        4,155,803             (301,891)       (12,484,180)         (9,284,068)        (2,820,366)           (46,714)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

             ----                 ----               ----                ----               ----               ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        4,549,906             (183,869)       (24,457,150)        (28,936,850)        (9,083,189)        (1,408,049)
        3,426,490            3,610,359         52,908,280          81,845,130         20,347,864         21,755,913
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
 $      7,976,396     $      3,426,490   $     28,451,130    $     52,908,280   $     11,264,675   $     20,347,864
===================  ================== ==================  ================== ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Morgan Stanley
                                                                            ----------------------------------------

                                                                                       Emerging Markets
                                                                            ----------------------------------------
                                                                                    2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                  (71,245)             (69,653)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (71,245)             (69,653)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                  (1,210,668)          (3,407,028)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (1,210,668)          (3,407,028)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        448,619            2,942,873
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (833,294)    $       (533,808)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (71,245)    $        (69,653)
   Net realized gain(loss)                                                         (1,210,668)          (3,407,028)
   Net change in unrealized appreciation/depreciation                                 448,619            2,942,873
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (833,294)            (533,808)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                143,490              205,424
   Subaccounts transfers (including fixed account), net                               715,552             (308,351)
   Transfers for policyowner benefits and terminations                               (569,229)          (1,388,726)
   Policyowner maintenance charges                                                     (9,911)              (7,804)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  279,902           (1,499,457)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               (553,392)          (2,033,265)
Net assets at beginning of period                                                   4,912,933            6,946,198
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      4,359,541     $      4,912,933
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                  Morgan Stanley
--------------------------------------------------------------------------------------------------------------------

            Global Value                            Intl. Magnum                         U.S. Real Estate
--------------------------------------  -------------------------------------  -------------------------------------
        2002                2001               2002               2001                2002               2001
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
 $        163,929     $       139,533    $         44,905   $         25,738    $        430,376   $        394,780
         (152,140)           (139,847)            (57,579)           (71,850)           (162,261)          (103,428)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
           11,789                (314)            (12,674)           (46,112)            268,115            291,352
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


          142,429                ----                ----               ----             334,453             73,903
         (662,893)           (106,675)           (468,265)        (1,322,407)            (84,921)           172,051
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
         (520,464)           (106,675)           (468,265)        (1,322,407)            249,532            245,954
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

       (2,068,605)           (853,643)           (266,869)           177,532          (1,440,194)            63,085
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


 $     (2,577,280)    $      (960,632)   $       (747,808)  $     (1,190,987)   $       (922,547)  $        600,391
===================  =================  ================== ==================  ================== ==================




 $         11,789     $          (314)   $        (12,674)  $        (46,112)   $        268,115   $        291,352
         (520,464)           (106,675)           (468,265)        (1,322,407)            249,532            245,954
       (2,068,605)           (853,643)           (266,869)           177,532          (1,440,194)            63,085
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

       (2,577,280)           (960,632)           (747,808)        (1,190,987)           (922,547)           600,391
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


          574,328             638,630             229,564            305,448             583,484            455,800
        2,559,964           3,161,033             246,716         (1,018,111)          4,313,030          3,885,484
       (1,093,882)           (763,161)           (392,399)          (569,131)         (1,305,390)          (873,088)
          (16,181)             (9,827)             (5,394)            (5,144)            (15,222)            (7,456)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
        2,024,229           3,026,675              78,487         (1,286,938)          3,575,902          3,460,740
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

             ----                 ----               ----               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

         (553,051)          2,066,043            (669,321)        (2,477,925)          2,653,355          4,061,131
       13,061,890          10,995,847           4,675,050          7,152,975          10,951,250          6,890,119
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
 $     12,508,839     $    13,061,890    $      4,005,729   $      4,675,050    $     13,604,605   $     10,951,250
===================  =================  ================== ==================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                        Emerging Growth
                                                                            ----------------------------------------
                                                                                    2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                 (406,499)            (742,987)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (406,499)            (742,987)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----            3,192,092
   Net realized gain(loss) on sale of fund shares                                 (15,058,549)         (13,336,428)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                           (15,058,549)         (10,144,336)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        299,624          (21,027,303)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (15,165,424)    $    (31,914,626)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (406,499)    $       (742,987)
   Net realized gain(loss)                                                        (15,058,549)         (10,144,336)
   Net change in unrealized appreciation/depreciation                                 299,624          (21,027,303)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (15,165,424)         (31,914,626)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                836,743            2,054,534
   Subaccounts transfers (including fixed account), net                            (6,580,976)          (9,699,735)
   Transfers for policyowner benefits and terminations                             (3,252,178)          (5,406,352)
   Policyowner maintenance charges                                                    (54,108)             (77,832)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (9,050,519)         (13,129,385)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                            (24,215,943)         (45,044,011)
Net assets at beginning of period                                                  46,710,779           91,754,790
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     22,494,836     $     46,710,779
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.


                                                       Ameritas
--------------------------------------------------------------------------------------------------------------------

                Growth                           Growth with Income                     Income and Growth
--------------------------------------- -------------------------------------  -------------------------------------
        2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $           ----     $         43,890   $         72,553    $       139,291    $        144,328   $        298,607
         (911,782)          (1,450,491)          (207,035)          (301,325)           (538,982)          (824,940)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (911,782)          (1,406,601)          (134,482)          (162,034)           (394,654)          (526,333)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----              530,752               ----                ----               ----          3,686,096
      (13,330,335)          (9,469,815)        (2,090,706)          (631,880)         (6,040,732)        (1,289,569)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
      (13,330,335)          (8,939,063)        (2,090,706)          (631,880)         (6,040,732)         2,396,527
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

      (17,978,233)          (7,551,155)        (2,426,214)        (3,984,167)        (11,111,448)       (15,460,950)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $    (32,220,350)    $    (17,896,819)  $     (4,651,402)   $    (4,778,081)   $    (17,546,834)  $    (13,590,756)
===================  ================== ==================  =================  ================== ==================




 $       (911,782)    $     (1,406,601)  $       (134,482)   $      (162,034)   $       (394,654)  $       (526,333)
      (13,330,335)          (8,939,063)        (2,090,706)          (631,880)         (6,040,732)         2,396,527
      (17,978,233)          (7,551,155)        (2,426,214)        (3,984,167)        (11,111,448)       (15,460,950)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

      (32,220,350)         (17,896,819)        (4,651,402)        (4,778,081)        (17,546,834)       (13,590,756)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        2,071,047            4,093,523            370,168          1,538,364           1,135,533          2,943,646
      (10,352,776)          (9,315,267)        (1,891,143)            37,452          (6,064,758)        (4,704,463)
       (8,190,198)         (12,100,011)        (2,142,174)        (3,033,749)         (5,262,915)        (7,946,429)
         (133,378)            (175,364)           (21,161)           (23,945)            (62,105)           (75,494)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
      (16,605,305)         (17,497,119)        (3,684,310)        (1,481,878)        (10,254,245)        (9,782,740)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----                 ----               ----               ----                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

      (48,825,655)         (35,393,938)        (8,335,712)        (6,259,959)        (27,801,079)       (23,373,496)
      102,000,411          137,394,349         22,077,802         28,337,761          59,683,518         83,057,014
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     53,174,756     $    102,000,411   $     13,742,090    $    22,077,802    $     31,882,439   $     59,683,518
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                           Index 500
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $      1,192,193     $      1,750,900
   Mortality and expense risk charge                                               (1,177,223)          (1,640,270)
                                                                            -------------------  -------------------
Net investment income(loss)                                                            14,970              110,630
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----            3,701,954
   Net realized gain(loss) on sale of fund shares                                 (16,313,823)          (7,744,616)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                           (16,313,823)          (4,042,662)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                    (10,555,792)         (16,482,229)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
    from operations                                                          $    (26,854,645)    $    (20,414,261)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         14,970     $        110,630
   Net realized gain(loss)                                                        (16,313,823)          (4,042,662)
   Net change in unrealized appreciation/depreciation                             (10,555,792)         (16,482,229)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (26,854,645)         (20,414,261)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              2,365,502            3,650,402
   Subaccounts transfers (including fixed account), net                            (8,125,433)          (4,024,471)
   Transfers for policyowner benefits and terminations                            (10,203,328)         (13,073,075)
   Policyowner maintenance charges                                                   (139,794)            (156,859)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                              (16,103,053)         (13,604,003)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                            (42,957,698)         (34,018,264)
Net assets at beginning of period                                                 118,518,630          152,536,894
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     75,560,932     $    118,518,630
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

                MidCap                              Money Market                             Research
--------------------------------------- -------------------------------------  -------------------------------------
         2002                2001               2002               2001                2002               2001
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

 $           ----     $           ----   $      2,450,956   $      6,115,254    $         47,858   $           ----
         (689,132)          (1,052,552)        (1,827,384)        (1,937,653)           (183,364)          (247,230)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
         (689,132)          (1,052,552)           623,572          4,177,601            (135,506)          (247,230)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


             ----            3,610,583               ----               ----                ----            588,380
      (20,562,663)          (9,455,065)              ----               ----          (3,210,045)        (1,354,873)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
      (20,562,663)          (5,844,482)              ----               ----          (3,210,045)          (766,493)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

          (71,635)          (2,655,108)              ----               ----          (1,482,635)        (4,465,810)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


 $    (21,323,430)    $     (9,552,142)  $        623,572   $      4,177,601    $     (4,828,186)  $     (5,479,533)
===================  ================== ================== ==================  ================== ==================




 $       (689,132)    $     (1,052,552)  $        623,572   $      4,177,601    $       (135,506)  $       (247,230)
      (20,562,663)          (5,844,482)              ----               ----          (3,210,045)          (766,493)
          (71,635)          (2,655,108)              ----               ----          (1,482,635)        (4,465,810)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

      (21,323,430)          (9,552,142)           623,572          4,177,601          (4,828,186)        (5,479,533)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


        1,451,884            2,238,249        124,278,585        176,486,632             899,262          1,153,099
       (7,988,553)         (10,801,578)       (82,245,707)       (92,714,436)            252,650         (1,008,272)
       (6,948,426)          (8,296,645)       (68,980,302)       (94,215,984)         (1,569,523)        (1,789,575)
          (96,107)            (121,796)          (242,112)          (233,795)            (18,848)           (17,199)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
      (13,581,202)         (16,981,770)       (27,189,536)       (10,677,583)           (436,459)        (1,661,947)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

             ----                 ----               ----               ----                ----               ----
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

      (34,904,632)         (26,533,912)       (26,565,964)        (6,499,982)         (5,264,645)        (7,141,480)
       74,180,603          100,714,515        163,172,170        169,672,152          17,829,559         24,971,039
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
 $     39,275,971     $     74,180,603   $    136,606,206   $    163,172,170    $     12,564,914   $     17,829,559
===================  ================== ================== ==================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                           Small Cap
                                                                            ----------------------------------------
                                                                                     2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS

Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                 (346,005)            (563,541)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (346,005)            (563,541)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                  (6,811,704)         (33,296,772)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (6,811,704)         (33,296,772)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                     (5,650,287)          16,202,624
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (12,807,996)    $    (17,657,689)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (346,005)    $       (563,541)
   Net realized gain(loss)                                                         (6,811,704)         (33,296,772)
   Net change in unrealized appreciation/depreciation                              (5,650,287)          16,202,624
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (12,807,996)         (17,657,689)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                982,558            1,124,644
   Subaccounts transfers (including fixed account), net                            (3,178,783)             315,018
   Transfers for policyowner benefits and terminations                             (4,129,177)          (5,582,781)
   Policyowner maintenance charges                                                    (62,911)             (85,773)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (6,388,313)          (4,228,892)
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                            (19,196,309)         (21,886,581)
Net assets at beginning of period                                                  39,545,615           61,432,196
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     20,349,306     $     39,545,615
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                   Ameritas                                                   Calvert
-----------------------------------------------------------------------------  -------------------------------------

           Small Co. Equity                            Select                                Balanced
--------------------------------------- -------------------------------------  -------------------------------------
       2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $           ----     $           ----   $          8,553    $          ----    $        143,429   $        167,333
         (159,009)             (60,634)          (245,207)           (109,604)           (50,882)           (21,047)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (159,009)             (60,634)          (236,654)           (109,604)            92,547            146,286
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          191,561              212,617               ----                ----               ----             81,526
          (91,104)             461,898           (879,409)            247,090           (374,516)           (32,136)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          100,457              674,515           (879,409)            247,090           (374,516)            49,390
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,683,452)             678,043         (2,850,297)            410,547           (451,623)          (260,551)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $     (1,742,004)    $      1,291,924   $     (3,966,360)   $       548,033    $       (733,592)  $        (64,875)
===================  ================== ==================  =================  ================== ==================




 $       (159,009)    $        (60,634)  $       (236,654)   $      (109,604)   $         92,547   $        146,286
          100,457              674,515           (879,409)            247,090           (374,516)            49,390
       (1,683,452)             678,043         (2,850,297)            410,547           (451,623)          (260,551)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,742,004)           1,291,924         (3,966,360)            548,033           (733,592)           (64,875)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        1,154,299              884,490          1,529,317           1,494,232          1,610,592            553,739
        5,478,513            9,353,771          8,737,532          17,332,782            (84,886)         3,353,162
       (1,446,018)            (452,011)        (2,874,944)           (775,510)          (362,490)          (115,566)
          (17,721)              (3,931)           (26,588)             (8,232)            (3,921)            (1,096)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
        5,169,073            9,782,319          7,365,317          18,043,272          1,159,295          3,790,239
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----             (424,802)              ----            (303,860)              ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        3,427,069           10,649,441          3,398,957          18,287,445            425,703          3,725,364
       10,649,441                 ----         18,287,445                ----          4,450,003            724,639
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     14,076,510     $     10,649,441   $     21,686,402    $    18,287,445    $      4,875,706   $      4,450,003
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                         Intl. Equity
                                                                            ----------------------------------------
                                                                                    2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $          1,028
   Mortality and expense risk charge                                                  (17,510)              (7,542)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (17,510)              (6,514)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----              110,926
   Net realized gain(loss) on sale of fund shares                                    (184,482)            (120,153)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                              (184,482)              (9,227)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                         83,065              (72,322)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (118,927)    $        (88,063)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (17,510)    $         (6,514)
   Net realized gain(loss)                                                           (184,482)              (9,227)
   Net change in unrealized appreciation/depreciation                                  83,065              (72,322)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (118,927)             (88,063)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                353,447              184,760
   Subaccounts transfers (including fixed account), net                               829,054              535,667
   Transfers for policyowner benefits and terminations                                (45,444)             (12,984)
   Policyowner maintenance charges                                                     (1,904)                (446)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                1,135,153              706,997
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              1,016,226              618,934
Net assets at beginning of period                                                     940,884              321,950
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      1,957,110     $        940,884
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

               Mid Cap                               Small Cap                                Equity
--------------------------------------- -------------------------------------  -------------------------------------
        2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $           ----     $           ----   $         84,903    $          ----    $           ----   $           ----
          (33,567)             (38,490)           (72,094)           (30,362)             (1,867)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (33,567)             (38,490)            12,809            (30,362)             (1,867)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----              252,230            105,096             66,806                ----               ----
         (578,075)            (447,738)          (922,951)          (131,764)             (8,481)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (578,075)            (195,508)          (817,855)           (64,958)             (8,481)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (470,928)            (363,317)        (1,531,211)           206,827             (13,593)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $     (1,082,570)    $       (597,315)  $     (2,336,257)   $       111,507    $        (23,941)  $           ----
===================  ================== ==================  =================  ================== ==================




 $        (33,567)    $        (38,490)  $         12,809    $       (30,362)   $         (1,867)  $           ----
         (578,075)            (195,508)          (817,855)           (64,958)             (8,481)              ----
         (470,928)            (363,317)        (1,531,211)           206,827             (13,593)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,082,570)            (597,315)        (2,336,257)           111,507             (23,941)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          265,938              525,202            459,433            250,662             146,140               ----
          570,739            1,198,250          3,752,882          3,331,821             627,817               ----
         (359,249)            (317,073)          (743,774)          (421,516)           (115,484)              ----
           (3,788)              (3,012)            (6,335)            (2,619)               (192)              ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          473,640            1,403,367          3,462,206          3,158,348             658,281               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----                 ----               ----               ----                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (608,930)             806,052          1,125,949          3,269,855             634,340               ----
        3,863,934            3,057,882          3,928,573            658,718                ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      3,255,004     $      3,863,934   $      5,054,522    $     3,928,573    $        634,340   $           ----
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                            Income
                                                                            ----------------------------------------
                                                                                     2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         71,200     $           ----
   Mortality and expense risk charge                                                  (17,765)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                            53,435                 ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     87,410                 ----
   Net realized gain(loss) on sale of fund shares                                       5,322                 ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                92,732                 ----
                                                                            -------------------  -------------------
                                                                                                              ----
Change in unrealized appreciation/depreciation                                         (5,988)                ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        140,179     $           ----
                                                                                                  $           ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         53,435     $           ----
   Net realized gain(loss)                                                             92,732                 ----
   Net change in unrealized appreciation/depreciation                                  (5,988)                ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    140,179                 ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                530,491                 ----
   Subaccounts transfers (including fixed account), net                             4,819,727                 ----
   Transfers for policyowner benefits and terminations                               (111,409)                ----
   Policyowner maintenance charges                                                     (2,898)                ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                5,235,911                 ----
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              5,376,090                 ----
Net assets at beginning of period                                                        ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      5,376,090     $           ----
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.


           American Century                           Invesco                                Salomon
--------------------------------------- -------------------------------------  -------------------------------------

           Income & Growth                            Dynamics                               All Cap
--------------------------------------- -------------------------------------  -------------------------------------
         2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

 $         90,093     $          1,601   $           ----    $          ----    $         42,492   $        118,584
         (104,785)             (39,086)           (56,605)            (32,325)          (147,713)          (145,916)
 ------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (14,692)             (37,485)           (56,605)            (32,325)          (105,221)           (27,332)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----                ----               ----            185,891
         (429,522)             (44,848)        (1,687,146)           (948,480)        (1,854,743)          (130,869)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (429,522)             (44,848)        (1,687,146)           (948,480)        (1,854,743)            55,022
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,879,716)              18,512           (604,329)            262,822         (1,870,276)          (605,575)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $     (2,323,930)    $        (63,821)  $     (2,348,080)   $      (717,983)   $     (3,830,240)  $       (577,885)
===================  ================== ==================  =================  ================== ==================




 $        (14,692)    $        (37,485)  $        (56,605)   $       (32,325)   $       (105,221)  $        (27,332)
         (429,522)             (44,848)        (1,687,146)           (948,480)        (1,854,743)            55,022
       (1,879,716)              18,512           (604,329)            262,822         (1,870,276)          (605,575)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (2,323,930)             (63,821)        (2,348,080)           (717,983)        (3,830,240)          (577,885)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        1,272,973            1,096,432            584,881             514,629            594,351            977,929
        5,012,546            8,121,855            103,821           7,142,328         (1,431,924)        17,558,385
       (1,072,350)            (222,068)          (659,275)           (380,952)        (4,127,237)          (540,579)
          (13,865)              (2,762)            (8,424)             (2,448)           (20,688)            (5,494)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
        5,199,304            8,993,457             21,003           7,273,557         (4,985,498)        17,990,241
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----                 ----               ----                ----               ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        2,875,374            8,929,636         (2,327,077)          6,555,574         (8,815,735)        17,412,356
        8,929,636                 ----          6,555,574                ----         17,412,356               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     11,805,010     $      8,929,636   $      4,228,497    $     6,555,574    $      8,596,618   $     17,412,356
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Summit
                                                                            ----------------------------------------

                                                                                          S&P MidCap
                                                                            ----------------------------------------
                                                                                    2002                 2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         17,187     $          2,668
   Mortality and expense risk charge                                                  (44,932)             (12,914)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (27,745)             (10,246)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     13,250                6,900
   Net realized gain(loss) on sale of fund shares                                    (311,656)            (127,956)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                              (298,406)            (121,056)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (707,529)             107,595
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     (1,033,680)    $        (23,707)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (27,745)    $        (10,246)
   Net realized gain(loss)                                                           (298,406)            (121,056)
   Net change in unrealized appreciation/depreciation                                (707,529)             107,595
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 (1,033,680)             (23,707)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                276,832              486,513
   Subaccounts transfers (including fixed account), net                             3,328,810            2,710,915
   Transfers for policyowner benefits and terminations                               (330,606)          (1,088,569)
   Policyowner maintenance charges                                                     (5,723)              (1,561)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                3,269,313            2,107,298
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              2,235,633            2,083,591
Net assets at beginning of period                                                   2,083,591                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      4,319,224     $      2,083,591
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.



                                   Summit                                                  Third Avenue
-----------------------------------------------------------------------------  -------------------------------------

          Russell Small Cap                       Nasdaq-100 Index                            Value
--------------------------------------- -------------------------------------  -------------------------------------
         2002                2001               2002                2001               2002               2001
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

   $        5,443       $        8,936   $           ----    $          ----    $         52,023   $         14,414
          (37,133)             (11,688)           (39,792)           (25,083)           (288,563)          (121,954)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (31,690)              (2,752)           (39,792)           (25,083)           (236,540)          (107,540)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


           28,932                9,486               ----               ----             453,104             94,623
         (383,803)             (50,580)        (1,059,227)          (345,419)           (291,092)          (104,346)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (354,871)             (41,094)        (1,059,227)          (345,419)            162,012             (9,723)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (621,746)             133,620           (906,154)          (221,589)         (3,895,476)         1,042,160
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


   $   (1,008,307)      $       89,774   $     (2,005,173)   $      (592,091)   $     (3,970,004)  $        924,897
===================  ================== ==================  =================  ================== ==================




 $        (31,690)    $         (2,752)  $        (39,792)   $       (25,083)   $       (236,540)  $       (107,540)
         (354,871)             (41,094)        (1,059,227)          (345,419)            162,012             (9,723)
         (621,746)             133,620           (906,154)          (221,589)         (3,895,476)         1,042,160
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (1,008,307)              89,774         (2,005,173)          (592,091)         (3,970,004)           924,897
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          208,693              279,783            225,795            250,650           1,728,226          1,742,368
        1,951,705            2,571,570          1,596,315          5,910,639          10,524,226         18,575,860
         (283,082)             (37,197)          (441,732)          (694,135)         (3,066,655)          (659,003)
           (4,991)              (1,877)            (4,859)              (977)            (36,168)            (8,908)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
        1,872,325            2,812,279          1,375,519          5,466,177           9,149,629         19,650,317
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

             ----                 ----               ----                ----               ----               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          864,018            2,902,053           (629,654)         4,874,086           5,179,625         20,575,214
        2,902,053                 ----          4,874,086               ----          20,575,214               ----
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      3,766,071     $      2,902,053   $      4,244,432    $     4,874,086    $     25,754,839   $     20,575,214
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Dreyfus
                                                                            ----------------------------------------

                                                                                            MidCap
                                                                            ----------------------------------------
                                                                                     2002                2001
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $            174     $           ----
   Mortality and expense risk charge                                                      (57)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                               117                 ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                        ----                 ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                  ----                 ----
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                           (849)                ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $           (732)    $           ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $            117     $           ----
   Net realized gain(loss)                                                               ----                 ----
   Net change in unrealized appreciation/depreciation                                    (849)                ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (732)                ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  6,610                 ----
   Subaccounts transfers (including fixed account), net                                83,915                 ----
   Transfers for policyowner benefits and terminations                                   ----                 ----
   Policyowner maintenance charges                                                        (11)                ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                   90,514                 ----
                                                                            -------------------  -------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                 89,782                 ----
Net assets at beginning of period                                                        ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $         89,782     $           ----
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable annuity products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2002, there are fifty-seven subaccounts available within the Account:

    Fidelity Management and Research                        Fidelity Management and Research
      Company (Advisor)                                       Company, continued
      Fidelity (Fund)                                         Fidelity, continued
       *Equity-Income IC (Subaccount)                           *Asset Mgr. SC
        (Commenced October 23, 1987)                              (Commenced June 25, 1998)
       *Equity-Income SC                                        *Asset Mgr. SC2
        (Commenced June 15, 1998)                                 (Commenced March 15, 2001)
       *Equity-Income SC2                                       *Inv. Bond IC
        (Commenced February 2, 2001)                              (Commenced June 3, 1991)
       *Growth IC                                               *Inv. Bond SC2
        (Commenced October 23, 1987)                              (Commenced February 5, 2001)
       *Growth SC                                               *Contrafund IC
        (Commenced June 23, 1998)                                 (Commenced August 25, 1995)
       *Growth SC2                                              *Contrafund SC
        (Commenced February 6, 2001)                              (Commenced June 25, 1998)
       *High Income IC                                          *Contrafund SC2
        (Commenced October 23, 1987)                              (Commenced January 25, 2001)
       *High Income SC                                          *Asset Mgr. Gr. IC
        (Commenced June 23, 1998)                                 (Commenced September 15, 1995)
       *High Income SC2                                         *Asset Mgr. Gr. SC
        (Commenced February 12, 2001)                             (Commenced June 25, 1998)
       *Overseas IC                                             *Asset Mgr. Gr. SC2
        (Commenced October 23, 1987)                              (Commenced February 8, 2001)
       *Overseas SC
        (Commenced July 7, 1998)                            Fred Alger Management, Inc.
       *Overseas SC2                                          Alger
        (Commenced February 15, 2001)                           *Balanced
       *Asset Mgr. IC                                             (Commenced June 8, 1993)
        (Commenced February 7, 1990)                            *Leveraged
                                                                  (Commenced August 30, 1995)


1.  ORGANIZATION, continued
    Massachusetts Financial Services Company                Calvert Asset Management Company, Inc.
      MFS                                                     (See Note 4)
       *Strategic Inc. (formerly Global Govern.)              Calvert
        (Commenced August 24, 1995)                             *Balanced
       *Utilities                                                 (Commenced May 8, 2000)
        (Commenced September 18, 1995)                          *Intl. Equity
       *New Discovery                                             (Commenced May 11, 2000)
        (Commenced November 11, 1999)                           *Mid Cap
                                                                  (Commenced May 30, 2000)
    Morgan Stanley Investment Management,                       *Small Cap
      Inc. dba "Van Kampen"                                       (Commenced May 26, 2000)
      Morgan Stanley                                            *Equity
       *Emerging Markets                                          (Commenced May 6, 2002)
        (Commenced May 1, 1997)                                 *Income
       *Global Value (formerly Global Equity)                     (Commenced May 6, 2002)
        (Commenced May 2, 1997)
       *Intl. Magnum                                        American Century Investment
        (Commenced May 1, 1997)                             Management, Inc.
       *U.S. Real Estate                                      American Century
        (Commenced May 1, 1997)                                 *Income & Growth
                                                                  (Commenced January 25, 2001)
    Ameritas Investment Corp. (See Note 4)
    Ameritas                                                INVESCO Funds Group, Inc.
       *Emerging Growth                                       Invesco
        (Commenced October 29, 1999)                            *Dynamics
       *Growth                                                    (Commenced January 22, 2001)
        (Commenced October 29, 1999)
       *Growth with Income                                  Salomon Brothers Asset Management Inc.
        (Commenced October 29, 1999)                          Salomon
       *Income and Growth                                       *All Cap (formerly Capital)
        (Commenced October 29, 1999)                              (Commenced January 18, 2001)
       *Index 500
        (Commenced October 29, 1999)                        Summit Investment Partners, Inc.
       *MidCap                                                Summit
        (Commenced October 29, 1999)                            *S&P MidCap
       *Money Market                                              (Commenced January 17, 2001)
        (Commenced October 28, 1999)                            *Russell Small Cap
       *Research                                                  (Commenced January 18, 2001)
        (Commenced October 29, 1999)                            *Nasdaq-100 Index
       *Small Cap                                                 (Commenced January 2, 2001)
        (Commenced October 29, 1999)
       *Small Co. Equity (formerly Micro Cap)               EQSF Advisers, Inc.
        (Commenced January 17, 2001)                          Third Avenue
       *Select                                                  *Value
        (Commenced January 5, 2001)                               (Commenced January 3, 2001)

    Dreyfus Service Corporation
    Dreyfus
       *MidCap
        (Commenced November 6, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  CHARGES

    AVLIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in these financial statements.

4.  RELATED PARTIES

    The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the periods ended December 31, 2002 and 2001, these subaccounts incurred advisory fees of approximately $2,352,000 and $3,594,000, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided administrative services to these subaccounts during 2002 and 2001 of approximately $480,000 and $481,000.

    During the periods ended December 31, 2002 and 2001, the subaccounts incurred investment advisory fees of approximately $160,000 and $81,000, respectively, to Calvert Asset Management Company, Inc., an affiliate of AVLIC, which serves as an investment advisor to the Calvert subaccounts.

    During 2001, AVLIC made an initial investment of $2,000,000 and $2,000,000 into the Small Co. Equity and Select subaccounts, respectively. AVLIC withdrew its investment and related earnings from these subaccounts by December 31, 2001 in the amounts of $2,424,802 and $2,303,860, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2002 were as follows:

                                           Purchases               Sales
                                     --------------------  ---------------------
     Fidelity:
       Equity-Income IC              $      131,578,526      $      144,506,893
       Equity-Income SC                       3,098,022               5,382,567
       Equity-Income SC2                      4,818,329               1,091,457
       Growth IC                             48,675,434              73,937,832
       Growth SC                              1,073,316               5,777,712
       Growth SC2                             3,640,014               1,166,987
       High Income IC                       126,276,746             119,158,290
       High Income SC                         2,626,928               2,090,352
       High Income SC2                        2,565,769                 486,712
       Overseas IC                          100,278,529             106,282,938
       Overseas SC                            1,059,194               1,763,001
       Overseas SC2                           1,051,632                 306,357
       Asset Mgr. IC                          5,163,793              18,569,333
       Asset Mgr. SC                          1,217,816               3,378,214
       Asset Mgr. SC2                           191,739                 144,601
       Inv. Bond IC                          40,412,467              24,787,237
       Inv. Bond SC2                         12,831,778               4,488,524
       Contrafund IC                         70,635,088              77,840,693
       Contrafund SC                          1,324,816               4,085,288
       Contrafund SC2                         3,298,796                 508,481
       Asset Mgr. Gr. IC                      1,064,178               3,255,625
       Asset Mgr. Gr. SC                        243,421                 917,375
       Asset Mgr. Gr. SC2                     1,718,084                 925,568

     Alger:
       Balanced                               4,109,021              11,537,213
       Leveraged                              9,342,032              25,058,735

     MFS:
       Strategic Inc.                         6,813,644               2,570,947
       Utilities                              2,976,510              14,856,538
       New Discovery                         17,472,631              20,465,977

                                           Purchases               Sales
                                    --------------------  ---------------------
     Morgan Stanley:
       Emerging Markets             $       13,348,302       $       13,139,646
       Global Value                          8,822,321                6,643,872
       Intl. Magnum                         26,052,194               25,986,380
       U.S. Real Estate                     12,149,325                7,970,855

     Ameritas:
       Emerging Growth                      11,389,633               20,846,651
       Growth                               13,846,668               31,363,754
       Growth with Income                    3,206,708                7,025,500
       Income and Growth                     3,033,382               13,682,279
       Index 500                            23,937,601               40,025,684
       MidCap                               94,615,390              108,885,724
       Money Market                        553,419,580              579,980,322
       Research                              6,859,336                7,431,301
       Small Cap                            59,810,421               66,544,740
       Small Co. Equity                     13,099,780                7,898,155
       Select                               16,627,725                9,499,061

     Calvert:
       Balanced                              3,751,134                2,499,292
       Intl. Equity                         17,611,632               16,493,989
       Mid Cap                               1,836,895                1,396,822
       Small Cap                            10,716,910                7,136,799
       Equity                                  823,450                  167,036
       Income                                6,962,476                1,585,718

     American Century:
       Income & Growth                       9,237,887                4,053,276

     Invesco:
       Dynamics                             17,896,306               17,931,908

     Salomon:
       All Cap                               6,294,073               11,384,792

     Summit:
       S&P MidCap                            7,358,840                4,104,021
       Russell Small Cap                     5,403,388                3,533,821
       Nasdaq-100 Index                      5,640,900                4,305,174

     Third Avenue:
       Value                                19,929,370               10,563,177

     Dreyfus:
       MidCap                                   90,640                        9

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                    Expenses
                                                                         Inv.      as a % of
                            Unit                       Net Assets       Income      Average             Total
                          Value ($)        Units           ($)          Ratio %    Net Assets         Return %
                      ---------------- ------------- --------------- ----------- ---------------- ------------------
                        Min    Max                                                Min     Max       Min      Max
Fidelity:
Equity-Income IC
2002                    21.73  36.95      2,651,704      80,600,427      1.81     1.25    1.40     (18.10) (17.97)
2001                    26.53  45.05      3,095,692     115,995,599      1.73     1.25    1.40      (6.28)  (6.13)

Equity-Income SC
2002                    22.05  22.05        504,581      11,124,554      1.66     0.95    0.95     (17.78) (17.78)
2001                    26.82  26.82        613,370      16,447,775      1.49     0.95    0.95      (5.98)  (5.98)

Equity-Income SC2
2002                    18.45  18.45        317,475       5,857,217      1.12     0.75    0.75     (17.77) (17.77)
2001                    22.44  22.44        143,316       3,215,490      ----     0.75    0.75      (6.79)  (6.79)

Growth IC
2002                    29.68  41.27      1,490,848      56,645,627      0.27     1.25    1.40     (31.08) (30.98)
2001                    43.06  59.79      2,012,029     111,763,769      0.09     1.25    1.40     (18.80) (18.68)

Growth SC
2002                    30.10  30.10        430,633      12,962,226      0.16     0.95    0.95     (30.86) (30.86)
2001                    43.54  43.54        558,928      24,335,039      ----     0.95    0.95     (18.51) (18.51)

Growth SC2
2002                    22.91  22.91        172,691       3,956,085      0.10     0.75    0.75     (30.82) (30.82)
2001                    33.11  33.11         81,473       2,697,946      ----     0.75    0.75     (18.98) (18.98)

High Income IC
2002                     8.28  19.71      2,626,641      37,118,206      7.87     1.25    1.40       2.00    2.16
2001                     8.12  19.30      2,164,097      29,976,479     19.81     1.25    1.40     (12.97) (12.83)

High Income SC
2002                     8.42   8.42        483,041       4,066,099     10.58     0.95    0.95       2.64    2.64
2001                     8.20   8.20        459,386       3,767,454     12.58     0.95    0.95     (12.73) (12.73)

                                     FS-40

6.  UNIT VALUES, continued
                                                                                    Expenses
                                                                        Inv.       as a % of
                           Unit                         Net Assets      Income      Average             Total
                          Value ($)         Units           ($)         Ratio %    Net Assets          Return %
                      ---------------- -------------- -------------- ----------- ---------------- -------------------
                        Min    Max                                                Min     Max       Min      Max
Fidelity, continued:
High Income SC2
2002                     6.48   6.48        486,540       3,151,666      7.37     0.75    0.75       2.52    2.52
2001                     6.32   6.32        175,674       1,109,889      ----     0.75    0.75     (19.93) (19.93)

Overseas IC
2002                    13.55  16.05      1,072,969      16,962,257      0.81     1.25    1.40     (21.40) (21.27)
2001                    17.24  20.38      1,368,794      27,501,797      9.15     1.25    1.40     (22.33) (22.15)

Overseas SC
2002                    13.86  13.86        252,107       3,495,311      0.73     0.95    0.95     (21.09) (21.09)
2001                    17.57  17.57        297,479       5,227,207      5.88     0.95    0.95     (22.02) (22.02)

Overseas SC2
2002                    10.83  10.83         89,523         969,658      0.53     0.70    0.70     (21.05) (21.05)
2001                    13.72  13.72         33,056         453,510      ----     0.75    0.75     (20.05) (20.05)

Asset Mgr. IC
2002                    15.93  24.56      2,364,213      54,829,509      4.31     1.25    1.40      (9.99)  (9.86)
2001                    17.70  27.24      3,013,436      77,664,854      4.69     1.25    1.40      (5.42)  (5.28)

Asset Mgr. SC
2002                    16.12  16.12        606,667       9,779,728      4.15     0.95    0.95      (9.71)  (9.71)
2001                    17.85  17.85        764,614      13,651,944      4.13     0.95    0.95      (5.15)  (5.15)

Asset Mgr. SC2
2002                    12.89  12.89        181,645       2,341,227      3.49     0.75    0.75      (9.70)  (9.70)
2001                    14.27  14.27        127,031       1,813,335      ----     0.75    0.75       1.17    1.17

Inv. Bond IC
2002                    16.04  21.55      4,852,807      88,749,190      3.44     0.95    1.40       8.81    9.30
2001                    14.74  19.77      3,996,733      68,030,837      4.69     0.95    1.40       6.95    7.43

Inv. Bond SC2
2002                    13.92  13.92        925,800      12,883,191      2.07     0.75    0.75       9.27    9.27
2001                    12.73  12.73        302,145       3,847,586      ----     0.75    0.75       5.59    5.59

Contrafund IC
2002                    21.19  23.02      2,230,859      50,346,720      0.86     1.25    1.40     (10.60) (10.47)
2001                    23.70  25.72      2,516,851      63,561,891      0.88     1.25    1.40     (13.47) (13.33)

Contrafund SC
2002                    21.51  21.51        672,958      14,474,951      0.78     0.95    0.95     (10.27) (10.27)
2001                    23.97  23.97        795,408      19,068,712      0.75     0.95    0.95     (13.19) (13.19)


                                     FS-41


6.  UNIT VALUES, continued
                                                                                    Expenses
                                                                        Inv.        as a % of
                            Unit                        Net Assets     Income        Average            Total
                          Value ($)         Units           ($)        Ratio %     Net Assets         Return %
                      ----------------- ------------ --------------- ----------- ----------------- ------------------
                        Min     Max                                                Min     Max       Min      Max
Fidelity, continued:
Contrafund SC2
2002                    18.44  18.44        206,580       3,808,825      0.41     0.75    0.75     (10.27) (10.27)
2001                    20.55  20.55         64,084       1,316,891      0.01     0.75    0.75      (9.83)  (9.83)

Asset Mgr. Gr. IC
2002                    12.62  15.65        480,413       7,024,108      3.12     1.25    1.40     (16.70) (16.57)
2001                    15.15  18.76        634,496      11,177,899      3.26     1.25    1.40      (8.68)  (8.54)

Asset Mgr. Gr. SC
2002                    12.77  12.77        130,467       1,666,324      2.99     0.95    0.95     (16.33) (16.33)
2001                    15.27  15.27        184,602       2,818,233      2.95     0.95    0.95      (8.38)  (8.38)

Asset Mgr. Gr. SC2
2002                    10.32  10.32         21,715         224,005      2.09     0.75    0.75     (16.45) (16.45)
2001                    12.35  12.35         17,035         210,330      ----     0.75    0.75      (8.67)  (8.67)

Alger:
Balanced
2002                    11.67  23.75      1,996,710      33,302,801      1.71     0.75    1.40     (13.51) (12.94)
2001                    13.41  27.42      2,389,543      47,047,332      1.44     0.75    1.40      (6.03)  (2.64)

Leveraged
2002                    21.25  25.03        913,223      22,528,976      0.01     0.75    1.40     (34.83) (34.40)
2001                    32.39  38.36      1,380,909      52,421,709      ----     0.75    1.40     (18.67) (16.52)

MFS:
Strategic Inc.
2002                    11.21  13.21        657,861       7,976,396      2.85     0.75    1.40       6.90    7.59
2001                    10.42  12.34        303,463       3,426,490      3.56     0.75    1.40       2.52    3.76

Utilities
2002                    13.60  18.48      1,730,077      28,451,130      2.78     0.75    1.40     (23.83) (23.33)
2001                    17.74  24.23      2,445,809      52,908,280      3.35     0.75    1.40     (26.48) (24.92)

New Discovery
2002                    10.63  10.86      1,047,597      11,264,675      ----     0.75    1.40     (32.58) (32.14)
2001                    15.67  16.04      1,277,022      20,347,864      ----     0.75    1.40     (10.49)  (5.92)

Morgan Stanley:
Emerging Markets
2002                     5.95   7.02        632,267       4,359,541      ----     0.75    1.40     (10.18)  (9.58)
2001                     6.59   7.80        637,204       4,912,933      ----     0.75    1.40     (15.24)  (7.37)


                                     FS-42


6.  UNIT VALUES, continued
                                                                                    Expenses
                                                                        Inv.        as a % of
                            Unit                        Net Assets     Income        Average            Total
                          Value ($)         Units           ($)        Ratio %     Net Assets         Return %
                      ----------------- ------------ --------------- ----------- ----------------- ------------------
                        Min     Max                                                Min     Max       Min      Max
Morgan Stanley,
  continued:
Global Value
2002                    10.05   11.45      1,126,247      12,508,839     1.23     0.75    1.40     (18.02) (17.48)
2001                    12.18   13.90        958,087      13,061,890     1.20     0.75    1.40      (8.33)  (5.32)

Intl. Magnum
2002                     7.76    8.02        504,768       4,005,729     0.92     0.75    1.40     (18.01) (17.43)
2001                     9.45    9.76        483,954       4,675,050     0.44     0.75    1.40     (20.46) (14.03)

U.S. Real Estate
2002                    12.36   13.61      1,030,293      13,604,605     3.10     0.75    1.40      (2.15)  (1.52)
2001                    12.56   13.88        802,283      10,951,250     4.62     0.75    1.40       8.31    9.27

Ameritas:
Emerging Growth
2002                    11.92   12.39      1,861,436      22,494,836     ----     0.75    1.40     (35.24) (34.81)
2001                    18.41   19.01      2,504,717      46,710,779     ----     0.75    1.40     (36.56) (29.21)

Growth
2002                    31.71   42.26      1,390,858      53,174,756     ----     0.75    1.40     (34.20) (33.76)
2001                    47.88   64.13      1,741,991     102,000,411     0.04     0.75    1.40     (17.95) (12.79)

Growth with Income
2002                    13.13   13.63      1,031,508      13,742,090     0.42     0.75    1.40     (23.18) (22.68)
2001                    17.09   17.63      1,276,554      22,077,802     0.56     0.75    1.40     (16.97) (15.15)

Income and Growth
2002                     9.66   30.92      1,798,980      31,882,439     0.32     0.75    1.40     (31.41) (30.96)
2001                    14.00   45.01      2,242,207      59,683,518     0.44     0.75    1.40     (16.56) (15.10)

Index 500
2002                    98.50  107.37        737,175      75,560,932     1.24     0.75    1.40     (23.37) (22.87)
2001                   128.56  139.92        885,297     118,518,630     1.33     0.75    1.40     (15.24) (13.25)

MidCap
2002                    22.12   28.63      1,425,966      39,275,971     ----     0.75    1.40     (30.88) (30.42)
2001                    31.79   41.42      1,853,185      74,180,603     ----     0.75    1.40     (10.65)  (7.99)

Money Market
2002                     1.04    1.76    107,689,577     136,606,206     1.60     0.75    1.40       0.19    0.84
2001                     1.03    1.75    126,226,601     163,172,170     3.82     0.75    1.40       2.49    3.16

                                     FS-43



6.  UNIT VALUES, continued
                                                                                    Expenses
                                                                        Inv.        as a % of
                            Unit                        Net Assets     Income        Average            Total
                          Value ($)         Units           ($)        Ratio %     Net Assets         Return %
                      ----------------- ------------ --------------- ----------- ----------------- ------------------
                        Min     Max                                                Min     Max       Min      Max
Ameritas, continued:
Research
2002                    12.46  12.71        998,399      12,564,914      0.30     0.75    1.40     (25.78) (25.29)
2001                    16.70  17.05      1,052,785      17,829,559      ----     0.75    1.40     (24.27) (21.62)

Small Cap
2002                    18.76  25.15        859,877      20,349,306      ----     0.75    1.40     (36.14) (35.72)
2001                    29.19  39.33      1,053,110      39,545,615      ----     0.75    1.40     (28.28) (25.22)

Small Co. Equity
2002                    17.92  18.15        780,509      14,076,510      ----     0.75    1.40     (8.59)   (8.00)
2001                    19.60  19.73        541,693      10,649,441      ----     0.75    1.40     10.31    28.09

Select
2002                    14.92  15.12      1,444,144      21,686,402      0.04     0.75    1.40    (15.22)  (14.67)
2001                    17.60  17.72      1,035,755      18,287,445      ----     0.75    1.40      3.05    14.94

Calvert:
Balanced
2002                     1.61   1.68      2,964,969       4,875,706      2.99     0.75    1.40    (13.37)  (12.80)
2001                     1.85   1.93      2,333,810       4,450,003      8.13     0.75    1.40      (8.23)   (7.63)

Intl. Equity
2002                    12.23  13.24        154,289       1,957,110      ----     0.75    1.40     (16.19)  (15.58)
2001                    14.49  15.72         61,300         940,884      0.17     0.75    1.40     (25.81)  (19.39)

Mid Cap
2002                    19.29  20.60        162,385       3,255,004      ----     0.75    1.40     (29.22)  (28.76)
2001                    27.08  28.98        135,435       3,863,934      ----     0.75    1.40     (16.92)  (12.75)

Small Cap
2002                    11.50  11.82        432,908       5,054,522      1.38     0.75    1.40     (23.62)  (23.12)
2001                    14.96  15.40        256,580       3,928,573      ----     0.75    1.40       4.77    10.09

Equity
2002                    12.85  12.89         49,237         634,340      ----     0.75    1.40     (14.16)   (1.39)
2001                      ----   ----          ----            ----      ----       ----    ----      ----     ----

Income
2002                    15.84  15.91        338,250       5,376,090      2.38     0.75    1.40       5.55     6.03
2001                      ----   ----          ----            ----      ----       ----    ----      ----     ----

                                     FS-44


6.  UNIT VALUES, continued
                                                                                    Expenses
                                                                        Inv.        as a % of
                            Unit                        Net Assets     Income        Average            Total
                          Value ($)         Units           ($)        Ratio %     Net Assets         Return %
                      ----------------- ------------ --------------- ----------- ----------------- ------------------
                        Min     Max                                                Min     Max       Min      Max
American Century:
Income & Growth
2002                     5.08   5.18      2,293,410      11,805,010      0.88     0.75    1.40     (20.49)  (19.97)
2001                     6.39   6.47      1,385,883       8,929,636      0.04     0.75    1.40     (12.24)   (5.95)

Invesco:
Dynamics
2002                     8.36   8.66        494,498       4,228,497      ----     0.75    1.40     (32.85)  (32.41)
2001                    12.44  12.84        517,622       6,555,574      ----     0.75    1.40     (32.30)  (20.95)

Salomon:
All Cap
2002                    11.22  11.37        761,026       8,596,618      0.32     0.75    1.40     (26.10)  (25.61)
2001                    15.18  15.28      1,143,129      17,412,356      0.98     0.75    1.40      (5.51)   (2.12)

Summit:
S&P MidCap
2002                     7.78   9.84        456,161       4,319,224      0.42     0.75    1.40     (16.32)  (15.77)
2001                     9.28  11.68        191,596       2,083,591      0.23     0.75    1.40      (2.89)   (0.63)

Russell Small Cap
2002                     7.47   7.86        492,859       3,766,071      0.16     0.75    1.40     (22.15)  (21.64)
2001                     9.59  10.05        295,890       2,902,053      0.75     0.75    1.40      (3.63)    1.49

Nasdaq-100 Index
2002                     2.71   2.75      1,554,366       4,244,432      ----     0.75    1.40     (38.37)  (37.96)
2001                     4.40   4.43      1,104,588       4,874,086      ----     0.75    1.40     (41.57)  (19.00)

Third Avenue:
Value
2002                    15.01  15.22      1,703,750      25,754,839      0.20     0.75    1.40     (11.96)  (11.38)
2001                    17.05  17.17      1,202,238      20,575,214      0.13     0.75    1.40       3.93    10.23

Dreyfus:
MidCap
2002                    12.02  12.03          7,463          89,782      0.47     0.75    1.40      (2.35)    0.11
2001                      ----   ----          ----            ----      ----       ----    ----      ----     ----

7.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                     2002                      2001
                                             ---------------------     --------------------
    Fidelity:
    Equity-Income IC
    Units issued                                      5,098,938                 8,481,344
    Units redeemed                                   (5,542,926)               (8,862,469)
                                             ---------------------     --------------------
    Net increase(decrease)                             (443,988)                 (381,125)
                                             =====================     ====================

    Equity-Income SC
    Units issued                                        433,993                   519,132
    Units redeemed                                     (542,782)                 (405,089)
                                             ---------------------     --------------------
    Net increase(decrease)                             (108,789)                  114,043
                                             =====================     ====================

    Equity-Income SC2
    Units issued                                        318,843                   162,076
    Units redeemed                                     (144,684)                  (18,760)
                                             ---------------------     --------------------
    Net increase(decrease)                              174,159                   143,316
                                             =====================     ====================

    Growth IC
    Units issued                                      3,032,090                 5,547,694
    Units redeemed                                   (3,553,271)               (5,856,295)
                                             ---------------------     --------------------
    Net increase(decrease)                             (521,181)                 (308,601)
                                             =====================     ====================

    Growth SC
    Units issued                                        246,022                   409,076
    Units redeemed                                     (374,317)                 (435,439)
                                             ---------------------     --------------------
    Net increase(decrease)                             (128,295)                  (26,363)
                                             =====================     ====================

    Growth SC2
    Units issued                                        185,123                   101,527
    Units redeemed                                      (93,905)                  (20,054)
                                             ---------------------     --------------------
    Net increase(decrease)                               91,218                    81,473
                                             =====================     ====================

    High Income IC
    Units issued                                     10,552,318                 7,909,644
    Units redeemed                                  (10,089,774)               (7,608,281)
                                             ---------------------     --------------------
    Net increase(decrease)                              462,544                   301,363
                                             =====================     ====================

    High Income SC
    Units issued                                        692,548                   659,433
    Units redeemed                                     (668,893)                 (680,319)
                                             ---------------------     --------------------
    Net increase(decrease)                               23,655                   (20,886)
                                             =====================     ====================

    High Income SC2
    Units issued                                        534,911                   212,212
    Units redeemed                                     (224,045)                  (36,538)
                                             ---------------------     --------------------
    Net increase(decrease)                              310,866                   175,674
                                             =====================     ====================

                                     FS-46

7.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2002                     2001
                                             ---------------------     --------------------
    Fidelity, continued:
    Overseas IC
    Units issued                                      7,192,007                30,787,257
    Units redeemed                                   (7,487,832)              (31,136,713)
                                             ---------------------     --------------------
    Net increase(decrease)                             (295,825)                 (349,456)
                                             =====================     ====================

    Overseas SC
    Units issued                                        260,652                   304,684
    Units redeemed                                     (306,024)                 (380,720)
                                             ---------------------     --------------------
    Net increase(decrease)                              (45,372)                  (76,036)
                                             =====================     ====================

    Overseas SC2
    Units issued                                        127,129                    41,449
    Units redeemed                                      (70,662)                   (8,393)
                                             ---------------------     --------------------
    Net increase(decrease)                               56,467                    33,056
                                             =====================     ====================

    Asset Mgr. IC
    Units issued                                        380,527                   373,971
    Units redeemed                                   (1,029,750)               (1,281,967)
                                             ---------------------     --------------------
    Net increase(decrease)                             (649,223)                 (907,996)
                                             =====================     ====================

    Asset Mgr. SC
    Units issued                                        163,485                   238,022
    Units redeemed                                     (321,432)                 (243,696)
                                             ---------------------     --------------------
    Net increase(decrease)                             (157,947)                   (5,674)
                                             =====================     ====================

    Asset Mgr. SC2
    Units issued                                        132,578                    25,951
    Units redeemed                                      (77,964)                   (8,916)
                                             ---------------------     --------------------
    Net increase(decrease)                               54,614                    17,035
                                             =====================     ====================

    Inv. Bond IC
    Units issued                                      5,509,951                 3,868,282
    Units redeemed                                   (4,653,877)               (3,414,476)
                                             ---------------------     --------------------
    Net increase(decrease)                              856,074                   453,806
                                             =====================     ====================

    Inv. Bond SC2
    Units issued                                      1,525,171                   372,883
    Units redeemed                                     (901,516)                  (70,738)
                                             ---------------------     --------------------
    Net increase(decrease)                              623,655                   302,145
                                             =====================     ====================

    Contrafund IC
    Units issued                                      4,833,536                 3,182,800
    Units redeemed                                   (5,119,528)               (3,762,186)
                                             ---------------------     --------------------
    Net increase(decrease)                             (285,992)                 (579,386)
                                             =====================     ====================

                                     FS-47

7.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2002                     2001
                                             ---------------------     --------------------
    Fidelity, continued:
    Contrafund SC
    Units issued                                        324,601                   342,989
    Units redeemed                                     (447,051)                 (432,644)
                                             ---------------------     --------------------
    Net increase(decrease)                             (122,450)                  (89,655)
                                             =====================     ====================

    Contrafund SC2
    Units issued                                        225,432                    70,825
    Units redeemed                                      (82,936)                   (6,741)
                                             ---------------------     --------------------
    Net increase(decrease)                              142,496                    64,084
                                             =====================     ====================

    Asset Mgr. Gr. IC
    Units issued                                        210,730                   317,825
    Units redeemed                                     (364,813)                 (484,190)
                                             ---------------------     --------------------
    Net increase(decrease)                             (154,083)                 (166,365)
                                             =====================     ====================

    Asset Mgr. Gr. SC
    Units issued                                         43,870                    68,107
    Units redeemed                                      (98,005)                  (98,999)
                                             ---------------------     --------------------
    Net increase(decrease)                              (54,135)                  (30,892)
                                             =====================     ====================

    Asset Mgr. Gr. SC2
    Units issued                                         19,498                   130,717
    Units redeemed                                      (14,818)                   (3,686)
                                             ---------------------     --------------------
    Net increase(decrease)                                4,680                   127,031
                                             =====================     ====================

    Alger:
    Balanced
    Units issued                                      1,154,047                 1,575,120
    Units redeemed                                   (1,546,880)               (1,532,906)
                                             ---------------------     --------------------
    Net increase(decrease)                             (392,833)                   42,214
                                             =====================     ====================

    Leveraged
    Units issued                                        937,141                 2,136,800
    Units redeemed                                   (1,404,827)               (2,454,273)
                                             ---------------------     --------------------
    Net increase(decrease)                             (467,686)                 (317,473)
                                             =====================     ====================

    MFS:
    Strategic Inc.
    Units issued                                      1,012,648                   549,166
    Units redeemed                                     (658,250)                 (570,955)
                                             ---------------------     --------------------
    Net increase(decrease)                              354,398                   (21,789)
                                             =====================     ====================

    Utilities
    Units issued                                        872,263                 1,121,067
    Units redeemed                                   (1,587,995)               (1,480,493)
                                             ---------------------     --------------------
    Net increase(decrease)                             (715,732)                 (359,426)
                                             =====================     ====================


                                     FS-48



7.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2002                     2001
                                             ---------------------     --------------------
    MFS, continued:
    New Discovery
    Units issued                                      2,754,892                 2,249,962
    Units redeemed                                   (2,984,317)               (2,252,175)
                                             ---------------------     --------------------
    Net increase(decrease)                             (229,425)                   (2,213)
                                             =====================     ====================

    Morgan Stanley:
    Emerging Markets
    Units issued                                      2,570,848                 1,462,168
    Units redeemed                                   (2,575,785)               (1,653,840)
                                             ---------------------     --------------------
    Net increase(decrease)                               (4,937)                 (191,672)
                                             =====================     ====================

    Global Value
    Units issued                                      1,403,383                   918,533
    Units redeemed                                   (1,235,223)                 (691,404)
                                             ---------------------     --------------------
    Net increase(decrease)                              168,160                   227,129
                                             =====================     ====================

    Intl. Magnum
    Units issued                                      3,220,616                 3,581,099
    Units redeemed                                   (3,199,802)               (3,686,122)
                                             ---------------------     --------------------
    Net increase(decrease)                               20,814                  (105,023)
                                             =====================     ====================

    U.S. Real Estate
    Units issued                                      2,149,321                 1,164,406
    Units redeemed                                   (1,921,311)                 (905,491)
                                             ---------------------     --------------------
    Net increase(decrease)                              228,010                   258,915
                                             =====================     ====================

    Ameritas:
    Emerging Growth
    Units issued                                      2,048,991                 2,802,672
    Units redeemed                                   (2,692,272)               (3,422,221)
                                             ---------------------     --------------------
    Net increase(decrease)                             (643,281)                 (619,549)
                                             =====================     ====================

    Growth
    Units issued                                      1,184,718                 2,317,931
    Units redeemed                                   (1,535,851)               (2,589,113)
                                             ---------------------     --------------------
    Net increase(decrease)                             (351,133)                 (271,182)
                                             =====================     ====================

    Growth with Income
    Units issued                                        749,501                   777,325
    Units redeemed                                     (994,547)                 (864,163)
                                             ---------------------     --------------------
    Net increase(decrease)                             (245,046)                  (86,838)
                                             =====================     ====================


                                     FS-49


7.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2002                     2001
                                             ---------------------     --------------------
    Ameritas, continued:
    Income and Growth
    Units issued                                        998,361                 1,470,263
    Units redeemed                                   (1,441,588)               (1,721,805)
                                             ---------------------     --------------------
    Net increase(decrease)                             (443,227)                 (251,542)
                                             =====================     ====================

    Index 500
    Units issued                                        637,231                   926,077
    Units redeemed                                     (785,353)               (1,023,704)
                                             ---------------------     --------------------
    Net increase(decrease)                             (148,122)                  (97,627)
                                             =====================     ====================

    MidCap
    Units issued                                      4,919,957                 5,570,643
    Units redeemed                                   (5,347,176)               (6,005,854)
                                             ---------------------     --------------------
    Net increase(decrease)                             (427,219)                 (435,211)
                                             =====================     ====================

    Money Market
    Units issued                                  1,184,286,251             2,166,711,290
    Units redeemed                               (1,202,823,275)           (2,168,820,340)
                                             ---------------------     --------------------
    Net increase(decrease)                          (18,537,024)               (2,109,050)
                                             =====================     ====================

    Research
    Units issued                                      1,117,401                   924,357
    Units redeemed                                   (1,171,787)               (1,022,773)
                                             ---------------------     --------------------
    Net increase(decrease)                              (54,386)                  (98,416)
                                             =====================     ====================

    Small Cap
    Units issued                                      3,368,741                 6,382,791
    Units redeemed                                   (3,561,974)               (6,500,453)
                                             ---------------------     --------------------
    Net increase(decrease)                             (193,233)                 (117,662)
                                             =====================     ====================

    Small Co. Equity
    Units issued                                      2,091,628                 1,225,635
    Units redeemed                                   (1,852,812)                 (683,942)
                                             ---------------------     --------------------
    Net increase(decrease)                              238,816                   541,693
                                             =====================     ====================

    Select
    Units issued                                      2,510,410                 1,989,100
    Units redeemed                                   (2,102,021)                 (953,345)
                                             ---------------------     --------------------
    Net increase(decrease)                              408,389                 1,035,755
                                             =====================     ====================

    Calvert:
    Balanced
    Units issued                                      4,015,413                 2,506,155
    Units redeemed                                   (3,384,254)                 (519,277)
                                             ---------------------     --------------------
    Net increase(decrease)                              631,159                 1,986,878
                                             =====================     ====================

                                     FS-50

7.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2002                     2001
                                             ---------------------     --------------------
    Calvert, continued:
    Intl. Equity
    Units issued                                      1,330,329                   476,566
    Units redeemed                                   (1,237,340)                 (430,556)
                                             ---------------------     --------------------
    Net increase(decrease)                               92,989                    46,010
                                             =====================     ====================

    Mid Cap
    Units issued                                        149,290                   195,080
    Units redeemed                                     (122,340)                 (151,542)
                                             ---------------------     --------------------
    Net increase(decrease)                               26,950                    43,538
                                             =====================     ====================

    Small Cap
    Units issued                                      1,339,535                   660,229
    Units redeemed                                   (1,163,207)                 (450,648)
                                             ---------------------     --------------------
    Net increase(decrease)                              176,328                   209,581
                                             =====================     ====================

    Equity
    Units issued                                         69,787                      ----
    Units redeemed                                      (20,550)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               49,237                      ----
                                             =====================     ====================

    Income
    Units issued                                        476,832                      ----
    Units redeemed                                     (138,582)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                              338,250                      ----
                                             =====================     ====================

    American Century:
    Income & Growth
    Units issued                                      3,338,726                 2,040,110
    Units redeemed                                   (2,431,199)                 (654,227)
                                             ---------------------     --------------------
    Net increase(decrease)                              907,527                 1,385,883
                                             =====================     ====================

    Invesco:
    Dynamics
    Units issued                                      2,500,505                 2,553,181
    Units redeemed                                   (2,523,629)               (2,035,559)
                                             ---------------------     --------------------
    Net increase(decrease)                              (23,124)                  517,622
                                             =====================     ====================

    Salomon:
    All Cap
    Units issued                                        914,847                 1,646,102
    Units redeemed                                   (1,296,950)                 (502,973)
                                             ---------------------     --------------------
    Net increase(decrease)                             (382,103)                1,143,129
                                             =====================     ====================


                                     FS-51



7.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2002                     2001
                                             ---------------------     --------------------
    Summit:
    S&P MidCap
    Units issued                                      1,285,212                   407,066
    Units redeemed                                   (1,020,647)                 (215,470)
                                             ---------------------     --------------------
    Net increase(decrease)                              264,565                   191,596
                                             =====================     ====================

    Russell Small Cap
    Units issued                                        871,236                   452,627
    Units redeemed                                     (674,267)                 (156,737)
                                             ---------------------     --------------------
    Net increase(decrease)                              196,969                   295,890
                                             =====================     ====================

    Nasdaq-100 Index
    Units issued                                      3,182,958                 1,954,012
    Units redeemed                                   (2,733,180)                 (849,424)
                                             ---------------------     --------------------
    Net increase(decrease)                              449,778                 1,104,588
                                             =====================     ====================

    Third Avenue:
    Value
    Units issued                                      3,102,783                 2,182,188
    Units redeemed                                   (2,601,271)                 (979,950)
                                             ---------------------     --------------------
    Net increase(decrease)                              501,512                 1,202,238
                                             =====================     ====================

    Dreyfus:
    MidCap
    Units issued                                          7,533                      ----
    Units redeemed                                          (70)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                7,463                      ----
                                             =====================     ====================


INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2002 and 2001, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 14, 2003

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                       2002               2001
                                                                               -----------------  ------------------
                                    ASSETS
Investments:
    Fixed maturity securities available for sale (amortized cost
       $324,562 - 2002 and $197,116 - 2001)                                     $      337,395     $      199,551
    Equity securities (amortized cost
       $1,022 - 2002 and $2,031 - 2001)                                                  1,008              1,960
    Mortgage loans on real estate                                                        9,241              2,907
    Loans on insurance policies                                                         33,600             29,391
                                                                               -----------------  ------------------
                             Total Investments                                         381,244            233,809
                                                                               -----------------  ------------------

Cash and cash equivalents                                                               68,892             46,927
Accrued investment income                                                                5,266              3,487
Reinsurance receivable-affiliate                                                           311                519
Reinsurance recoverable                                                                    803              1,369
Prepaid reinsurance premiums                                                             6,041              4,100
Deferred policy acquisition costs                                                      180,326            164,234
Current income tax receivable                                                            4,476              3,228
Other                                                                                    1,456              3,080
Separate accounts                                                                    1,549,281          1,936,397
                                                                               -----------------  ------------------
                             Total Assets                                       $    2,198,096     $    2,397,150
                                                                               =================  ==================





The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                      2002                2001
                                                                               -----------------  ------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy and contract reserves                                                    $        9,265     $        4,924
Policy and contract claims                                                                 924                251
Accumulated contract values                                                            461,399            321,867
Unearned policy charges                                                                  5,427              2,762
Unearned reinsurance ceded allowance                                                     5,312              3,758
Deferred income tax payable                                                             16,176             10,643
Accounts payable - affiliates                                                            3,949              1,811
Other                                                                                    5,046              4,162
Separate accounts                                                                    1,549,281          1,936,397
                                                                               -----------------  ------------------
                             Total Liabilities                                       2,056,779          2,286,575
                                                                               -----------------  ------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
Common stock, par value $100 per share; authorized
  50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                              89,904             58,370
Retained earnings                                                                       46,215             47,822
Accumulated other comprehensive income                                                   1,198                383
                                                                               -----------------  ------------------
                             Total Stockholder's Equity                                141,317            110,575
                                                                               -----------------  ------------------

                             Total                                              $    2,198,096     $    2,397,150
                                                                               =================  ==================










The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                           ---------------------------------------------------------
                                                                  2002                2001               2000
                                                           ------------------  -----------------  ------------------
INCOME:
Insurance revenues:
  Contract charges                                          $       69,072      $       62,172    $        61,627
  Premium-reinsurance ceded                                        (13,166)            (11,489)            (9,135)
  Reinsurance ceded allowance                                        4,753               4,519              4,223

Investment revenues:
    Investment income, net                                          18,305              13,550             11,864
    Realized gains (losses), net                                      (475)                230               (973)

  Other                                                              2,027               3,246              1,790
                                                           -----------------   -----------------  ------------------

                                                                    80,516              72,228             69,396
                                                           -----------------   -----------------  ------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                   5,522               3,088              2,357
    Interest credited                                               17,771              13,272             11,076
    Change in policy and contract reserves                           3,781               1,601                784
    Other                                                              196                 153                226
  Sales and operating expenses                                      25,706              26,808             22,711
  Amortization of deferred policy acquisition costs                 31,963              21,734             25,306
                                                           -----------------   -----------------  ------------------

                                                                    84,939              66,656             62,460
                                                           -----------------   -----------------  ------------------

Income (loss) before income taxes                                   (4,423)              5,572              6,936

Income taxes - current                                              (3,296)             (3,793)              (693)
Income taxes - deferred                                                480               3,493               (289)
                                                           -----------------   -----------------  ------------------

     Total income tax benefit                                       (2,816)               (300)              (982)
                                                           -----------------   -----------------  ------------------

Net income (loss)                                           $       (1,607)     $        5,872    $         7,918
                                                           =================   =================  ==================







The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                        STATEMENTS OF COMPREHENSIVE INCOME
                                                  (in thousands)

                                                                           Years Ended December 31
                                                           ---------------------------------------------------------
                                                                 2002                2001               2000
                                                           -----------------   -----------------  ------------------
Net income (loss)                                           $       (1,607)     $        5,872     $        7,918
Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities:
        Unrealized holding gains arising
          during period (net of deferred tax expense
          of $273, $385 and $70
          for 2002, 2001 and 2000 respectively)                        506                 714                130
        Reclassification adjustment for (gains) losses
          included in net income (net of deferred tax
          (expense) benefit of $166, $(80) and $340
          for 2002, 2001 and 2000 respectively)                        309                (149)               633
                                                           -----------------   -----------------  ------------------
      Other comprehensive income                                       815                 565                763
                                                           -----------------   -----------------  ------------------

Comprehensive income (loss)                                 $         (792)     $        6,437     $        8,681
                                                           =================   =================  ==================
















The accompanying notes are an integral part of these financial statements.

                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                                                 (in thousands, except shares)

                                                                                                   Accumulated
                                                Common Stock           Additional                     Other
                                          ------------------------      Paid-in      Retained     Comprehensive
                                            Shares        Amount        Capital      Earnings         Income           Total
                                          -----------  ----------- -------------- -------------  ---------------- ---------------
BALANCE, January 1, 2000                      40,000    $   4,000   $     42,870   $    34,032    $       (945)    $    79,957

  Net unrealized investment gain, net              -            -              -             -             763             763

  Capital contribution                             -            -         15,500             -               -          15,500

  Net income                                       -            -              -         7,918               -           7,918
                                          -----------  ----------- -------------- -------------  ---------------- ---------------

BALANCE, December 31, 2000                    40,000        4,000         58,370        41,950            (182)        104,138

  Net unrealized investment gain, net              -            -              -             -             565             565

  Net income                                       -            -              -         5,872               -           5,872
                                          -----------  ----------- -------------- -------------  ---------------- ---------------

BALANCE, December 31, 2001                    40,000        4,000         58,370        47,822             383         110,575

  Net unrealized investment gain, net              -            -              -             -             815             815

   Common control transactions (Note 4)            -            -         11,534             -               -          11,534

  Capital contribution                             -            -         20,000             -               -          20,000

  Net loss                                         -            -              -        (1,607)              -          (1,607)
                                          -----------  ----------- -------------- -------------  ---------------- ---------------

BALANCE, December 31, 2002                    40,000    $   4,000   $     89,904   $    46,215    $      1,198     $   141,317
                                          ===========  =========== ============== =============  ================ ===============

The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2002             2001              2000
                                                                  ---------------  ---------------   ---------------
OPERATING ACTIVITIES:
Net income (loss)                                                  $      (1,607)   $       5,872     $       7,918
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
     Amortization of deferred policy acquisition costs                    31,963           21,734            25,306
     Policy acquisition costs deferred                                   (27,471)         (28,014)          (36,440)
     Interest credited to contract values                                 17,771           13,272            11,076
     Amortization of discounts or premiums                                   351             (130)              (52)
     Net realized (gains) losses on investment transactions                  475             (230)              973
     Deferred income taxes                                                   480            3,493              (289)
     Change in assets and liabilities:
       Accrued investment income                                          (1,582)            (614)             (431)
       Reinsurance receivable-affiliate                                      208            9,351            26,051
       Reinsurance recoverable                                               566            1,045            (2,071)
       Prepaid reinsurance premium                                          (299)             442              (854)
       Federal income tax receivable                                      (1,248)             933            (7,083)
       Other assets                                                        1,624             (375)              135
       Policy and contract reserves                                        3,781            1,601               784
       Policy and contract claims                                            673           (2,580)            1,886
       Unearned policy charges                                               874              372               360
       Unearned reinsurance ceded allowance                                 (604)            (188)                4
       Other liabilities                                                   3,022             (776)           (7,175)
                                                                   ---------------  ---------------  ---------------
  Net cash from operating activities                                      28,977           25,208            20,098
                                                                  ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Purchase of fixed maturity securities available for sale                (167,635)         (81,138)          (29,350)
Issuance of mortgage loans on real estate                                 (6,750)          (1,000)             (855)
Purchase of equity securities                                                  -           (4,000)                -
Proceeds from maturities or repayment of fixed
  maturity securities available for sale                                  10,630           13,867            14,127
Proceeds from sales of fixed maturity securities
  available for sale                                                      34,233           10,814             2,842
Proceeds from repayments of mortgage loans on
  real estate                                                                400              181               154
Proceeds from the sale of equity securities                                1,023            4,729                 -
Net change in loans on insurance policies                                   (355)          (6,205)           (6,687)
Proceeds from Acacia National reinsurance transaction
   (Note 4)                                                                1,702                -                 -
                                                                  ---------------  ---------------   ---------------
  Net cash from investing activities                                    (126,752)         (62,752)          (19,769)
                                                                  ---------------  ---------------   ---------------

The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2002              2001             2000
                                                                  ----------------  ---------------  ---------------
FINANCING ACTIVITIES:
Capital contribution                                               $      20,000     $           -    $      15,500
Net change in accumulated contract values                                 99,740            66,124           (9,452)
                                                                  ----------------  ---------------  ---------------
  Net cash from financing activities                                     119,740            66,124            6,048
                                                                  ----------------  ---------------  ---------------

INCREASE IN CASH AND
  CASH EQUIVALENTS                                                        21,965            28,580            6,377

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                     46,927            18,347           11,970
                                                                  ----------------  ---------------  ---------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                         $      68,892     $      46,927    $      18,347
                                                                  ================  ===============  ===============

Supplemental cash flow information:

Cash (refunded) paid for income taxes                              $      (2,048)    $      (4,726)   $       6,390


Non-Cash Transactions:
  Common control transactions (Note 4):
  Receipt and transfer of AMAL Corporation stock                   $      18,350     $           -    $           -
  Increase in paid in capital from reinsurance transactions        $       9,832     $           -    $           -














The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interests held by AmerUs Life Insurance Company (AmerUs), and starting in 2002, Acacia Life Insurance Company (Acacia Life), Acacia National Life Insurance Company (Acacia National) and Acacia Financial Corporation (AFC). ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). Acacia National and AFC are subsidiaries of Acacia Life. The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RISKS AND UNCERTAINTIES
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.

Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. Market risk is the potential for market values to change, which can cause fluctuations in certain future policy benefits and contract charges. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company is also subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated impacts to the Company.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2002, 2001 and 2000, and the associated interest income were not material.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to policyowners. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS, continued
RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A rollforward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                                      December 31
                                                                     -----------------------------------------------
                                                                            2002           2001            2000
--------------------------------------------------------------------------------------------------------------------
Beginning balance                                                     $    164,234   $    160,827   $    152,297
Acacia National reinsurance transaction (Note 4)                            29,785              -              -
Acquisition costs deferred                                                  27,471         28,014         36,440
Amortization of deferred policy acquisition costs                          (31,963)       (21,734)       (25,306)
Adjustment for unrealized investment gain                                   (9,201)        (2,873)        (2,604)
--------------------------------------------------------------------------------------------------------------------
Ending balance                                                        $    180,326   $    164,234   $    160,827
--------------------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in accumulated other comprehensive income.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INCOME TAXES
Effective for tax year 2002, the Company will file a consolidated life/non-life federal income tax return with its parent, AMAL Corporation and other members of its affiliated group. Prior to 2002 the Company filed a separate federal income tax return. An agreement among the members of its consolidated group provides for distribution of the consolidated income tax results as if filed on a separate income tax return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis.

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:
                                                                               Years Ended December 31
                                                                   -------------------------------------------------
                                                                          2002            2001             2000
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      15,118   $      10,846   $       9,539
Equity securities                                                             139             159             159
Mortgage loans on real estate                                                 389             158             160
Loans on insurance policies                                                 1,976           1,645           1,203
Cash equivalents                                                            1,139           1,033           1,029
--------------------------------------------------------------------------------------------------------------------
   Gross investment income                                                 18,761          13,841          12,090
Investment expenses                                                           456             291             226
--------------------------------------------------------------------------------------------------------------------
   Net investment income                                            $      18,305   $      13,550   $      11,864
--------------------------------------------------------------------------------------------------------------------

Net pretax realized investment gains (losses) were as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls, of investments
   Net losses on disposals of fixed maturity securities
    available for sale                                               $        (473)  $        (497)  $        (973)
   Net gains on disposal of equity securities (note 9)                          14             729               -
--------------------------------------------------------------------------------------------------------------------
                                                                              (459)            232            (973)
   Provision for losses on mortgage loans on real estate                       (16)             (2)              -
--------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains (losses)                        $        (475)  $         230   $        (973)
--------------------------------------------------------------------------------------------------------------------

The Company recorded other than temporary impairments on fixed maturity securities available for sale of $1,489, $1,002 and $800 for 2002, 2001 and 2000, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

2.  INVESTMENTS, (continued)

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                             Year Ended December 31, 2002
                                                                   -------------------------------------------------
                                                                         Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      34,233   $       2,054   $       1,038
Equity securities                                                           1,023              14               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      35,256   $       2,068   $       1,038
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2001
                                                                   -------------------------------------------------
                                                                         Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      10,814   $         452   $          72
Equity securities                                                           4,729             729  -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      15,543   $       1,181   $          72
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2000
                                                                   -------------------------------------------------
                                                                         Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $       2,842   $           -   $          45
--------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                             December 31, 2002
                                                        ------------------------------------------------------------
                                                                             Gross Unrealized
                                                           Amortized  ------------------------------     Fair
                                                             Cost           Gains         Losses         Value
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $    232,191   $     12,824   $      2,476  $    242,539
Mortgage-backed                                                36,434          1,438            514        37,358
U.S. Treasury securities and obligations of
    U.S. government agencies                                   55,937          1,561              -        57,498
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale        324,562         15,823          2,990       337,395
--------------------------------------------------------------------------------------------------------------------
Equity securities                                               1,022              -             14         1,008
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $    325,584   $     15,823   $      3,004  $    338,403
--------------------------------------------------------------------------------------------------------------------

                                                                               December 31, 2001
                                                        ------------------------------------------------------------
                                                                               Gross Unrealized
                                                           Amortized    ------------------------------   Fair
                                                             Cost           Gains         Losses         Value
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $    155,920   $      4,031   $      2,492  $    157,459
Mortgage-backed                                                34,525            670             75        35,120
U.S. Treasury securities and obligations of
    U.S. government agencies                                    6,671            303              2         6,972
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale        197,116          5,004          2,569       199,551
--------------------------------------------------------------------------------------------------------------------
Equity securities                                               2,031              -             71         1,960
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $    199,147   $      5,004   $      2,640  $    201,511
--------------------------------------------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

2.  INVESTMENTS, (continued)

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                 Amortized                Fair
                                                                                   Cost                  Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                   $         26,877     $         26,877
Due after one year through five years                                              115,053              121,278
Due after five years through ten years                                             128,639              134,536
Due after ten years                                                                 17,559               17,346
Mortgage-backed securities                                                          36,434               37,358
--------------------------------------------------------------------------------------------------------------------
    Total                                                                 $        324,562     $        337,395
--------------------------------------------------------------------------------------------------------------------

At December 31, 2002 the Company had fixed maturity securities available for sale with a carrying value of $3,590 on deposit with various state insurance departments.

3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                             December 31
                                                                                  ----------------------------------
                                                                                        2002            2001
--------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                                  $      53,229   $      47,824
Prepaid expenses                                                                           2,114           1,435
Net unrealized investment gains                                                            3,908             600
Other                                                                                        108             182
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                              59,359          50,041
--------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                       36,499          36,521
Net operating loss carryforward                                                              446               -
Alternative minimum tax credit                                                             2,288               -
Capital loss carryforward                                                                    137             434
Deferred future revenues                                                                   3,758           2,282
Other                                                                                         55             161
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                  43,183          39,398
--------------------------------------------------------------------------------------------------------------------
    Net deferred tax liability                                                     $      16,176   $      10,643
--------------------------------------------------------------------------------------------------------------------

The Company has approximately $393 of capital loss carryforwards as of December 31, 2002 that may be applied against capital gains reported in the next five years. The capital loss carryforwards of approximately $255 and $138 will expire in 2004 and 2005, respectively. In 2000, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

3.  INCOME TAXES, continued

The carryback of the Company's 2002 and 2001 tax net operating loss subjected the Company to the Alternative Minimum Tax (AMT). As of December 31, 2002, the AMT credit approximates $2,288. As of December 31, 2002, the Company had a net operating loss carryforward of $1,274 that expires in 2017. The Company believes it is more likely than not that the results of future operations will be sufficient to realize the deferred tax assets.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                                               Years Ended December 31
                                                                 ---------------------------------------------------
                                                                       2002             2001            2000
--------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                             (35.0)  %         35.0   %        35.0   %
Dividends received deduction                                           (27.7)           (26.6)          (21.3)
Income tax liability released due to settlement on exam                  -                -             (29.6)
Common control transactions                                             (6.1)             -               -
Release of valuation allowance                                           -              (12.8)            -
Other                                                                    5.1             (1.0)            1.7
--------------------------------------------------------------------------------------------------------------------
    Effective tax rate                                                 (63.7)  %         (5.4)  %       (14.2)  %
--------------------------------------------------------------------------------------------------------------------

On April 1, 2002, as described in the related party transactions note, the Company entered into transactions between entities under common control. As a result of the common control transactions, the Company recorded tax deductible goodwill. For the year ended December 31, 2002, the Company realized a current income tax benefit of $269 attributable to goodwill amortization.

The Company's federal income tax returns through March 31, 1996 were examined and settled with the IRS in 2000. Based on the settlement, the Company released the income tax liability provided in prior years of $2,050.

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2002, 2001 and 2000 was $18,566, $16,192 and $12,573, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $7,396, $5,355 and $4,912 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2002, 2001 and 2000, respectively. The Company has recorded reinsurance recoveries from affiliates of $3,045, $4,462 and $3,603 for the years ended December 31, 2002, 2001 and 2000, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $441 and $1,243 and prepaid reinsurance premiums of $4,053 and $2,766 as of December 31, 2002 and 2001, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

                   AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2002 and 2001, reducing the reinsurance receivable - affiliate to $311 and $519 as of December 31, 2002 and 2001, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $12,375 and $14,210 of additional reserves as of December 31, 2002 and 2001, respectively.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through affiliate broker/dealers which are wholly-owned subsidiaries of AMAL Corporation. Policies placed by these affiliates generated commission expense of $21,289, $26,745 and $34,544 for the years ended December 31, 2002, 2001 and
2000, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $558,050 and $827,893 in the VIT as of December 31, 2002 and 2001, respectively. ALIC had separate account investments of $537 and $465 in the VIT as of December 31, 2002 and 2001, respectively. FALIC had separate account investments of $639 and $339 as of December 31, 2002 and 2001, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $41,265 and $15,574 as of December 31, 2002 and 2001, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. The Company received fees of $493 and $1,420 for these services for the years ended December 31, 2002 and 2001, respectively. The fees are reflected in other income on the statement of operations.

On April 1, 2002, AMAL Corporation transferred 13.70676 shares of its common stock valued at $18,350 to the Company. The AMAL Corporation stock was immediately distributed by the Company in the following common control group transactions.

Effective April 1, 2002, the Company and Acacia National entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia National. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. These agreements were entered into with Acacia National in exchange for 9.33467 shares of AMAL Corporation common stock valued at $12,500.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

On April 1, 2002, in connection with the coinsurance and modified coinsurance of the variable life and annuity products the following assets and liabilities were transferred from Acacia National to the Company and deferred taxes recorded:

Assets:

      Fixed maturity securities, available for sale
        (amortized cost $5,498)                              $     5,930
      Loans on insurance policies                                  3,854
      Cash and cash equivalents                                    1,702
      Accrued investment income                                      197
      Prepaid reinsurance premium                                  1,642
      Deferred policy acquisition costs                           29,785
                                                            -------------
                      Total assets                                43,110
                                                            -------------

Liabilities:

      Policy and contract reserves                                   560
      Accumulated contract values                                 22,021
      Unearned policy charges                                      1,791
      Unearned reinsurance ceded allowance                         2,158
      Deferred federal income taxes                                4,765
                                                            -------------
                      Total liabilities                           31,295
                                                            -------------

      Accumulated other comprehensive income                         281
                                                            -------------

                           Net assets transferred            $    11,534
                                                            =============


This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized. As a result of this transaction, the net assets transferred to the Company resulted in an increase in the paid in capital of the Company.

Also, on April 1, 2002, the Company transferred 4.37209 shares of AMAL Corporation common stock valued at $5,850 to Acacia Life, in exchange for the right to be the sole underwriter for the future production of all variable life and annuity products sold by the Acacia Life distribution force. This also was a transaction between entities under common control and the field distribution received had no book carrying value.

In November 2002, under terms of the modified coinsurance agreement entered into between the Company and Acacia National, separate account assets and liabilities each totaling $106,294 were transferred from Acacia National to the Company.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

5.  BENEFIT PLANS

In past years, the Company was included in a multiple employer non-contributory defined-benefit pension plan (pension plan) and a defined contribution plan that covered substantially all full-time employees of ALIC and its subsidiaries and AMAL Corporation and its subsidiaries. During 2000, the pension plan and defined contribution plan each merged with the respective pension plan and defined contribution plan of an affiliated company, and both are now sponsored by AHC. While the pension plans were merged, AMAL Corporation and its subsidiaries will continue to have a different benefit formula.

Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2002, 2001 and 2000 were $1, $6 and $221, respectively.

Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for those employees who do not participate in the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2002, 2001 and 2000 were $185, $235 and $108, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $33, $31 and $35 for the years ended December 31, 2002, 2001 and 2000, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of employees in AMAL Corporation and its subsidiaries.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, was ($21,376), ($5,758) and $6,874 for 2002, 2001 and 2000,
respectively. The Company's statutory surplus was $72,702, $60,560 and $63,665 at December 31, 2002, 2001 and 2000, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles had the effect of increasing statutory surplus at January 1, 2001 by $2,854, which relates primarily to accounting principles regarding income taxes.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2002 and 2001. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

         Equity securities -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over U.S. Treasuries. There were no mortgage loans in default at December 31, 2002 and 2001.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                December 31
                                                        ------------------------------------------------------------
                                                                    2002                          2001
                                                        ------------------------------------------------------------
                                                           Carrying         Fair         Carrying        Fair
                                                            Amount         Value          Amount         Value
--------------------------------------------------------------------------------------------------------------------
Financial assets:
   Fixed maturity securities, available for sale         $    337,395   $    337,395   $    199,551  $    199,551
   Equity securities                                            1,008          1,008          1,960         1,960
   Mortgage loans on real estate                                9,241         10,198          2,907         2,981
   Loans on insurance policies                                 33,600         24,096         29,391        25,185
   Cash and cash equivalents                                   68,892         68,892         46,927        46,927
   Accrued investment income                                    5,266          5,266          3,487         3,487
   Reinsurance receivable - affiliate                             311            311            519           519
   Reinsurance recoverable                                        803            803          1,369         1,369
Financial liabilities:
   Accumulated contract values excluding amounts
     held under insurance contracts                      $    241,963   $    241,963   $    286,059  $    286,059

8.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
There were no mortgage loan commitments outstanding as of December 31, 2002. Mortgage loan commitments of $1,250 were outstanding for investments to be purchased in subsequent years as of December 31, 2001. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)


9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. During 2001, the Company made initial investments totaling $4,000 into two new mutual fund options offered through Account VA-2. The Company withdrew its investments and related earnings by December 31, 2001 in the amount of $4,729. The Company did not make any investments into the separate accounts during 2002. The realized gains are recorded in the statement of operations.

On October 31, 2002 the Company established Ameritas Variable Separate Account VL (Account VL) and Ameritas Variable Separate Account VA (Account VA) under Nebraska law. Account VL was established to support the variable life contracts assumed under the modified coinsurance arrangement with Acacia National and Account VA was established to support the variable annuity contracts assumed under this arrangement.

In November 2002, under terms of the modified coinsurance agreement with Acacia National, separate account assets and liabilities totaling $106,294 were transferred from Acacia National to the Company. Subsequently, $45,379 was transferred from the general account to Account VL and $60,915 was transferred from the general account to Account VA.

All separate accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the separate accounts are invested in mutual funds and are carried at fair value and are only used to support variable products issued by the Company.

Amounts in the separate accounts include policyowner investments in mutual fund options offered through affiliates (See note 4). Separate account assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are as follows:

                                                    December 31
                                      -----------------------------------------
                                              2002                2001
-------------------------------------------------------------------------------
Separate Account V                     $        297,759    $        371,818
Separate Account VA-2                         1,146,411           1,564,579
Separate Account VL                              45,211                   -
Separate Account VA                              59,900                   -
-------------------------------------------------------------------------------
                                       $      1,549,281    $      1,936,397
-------------------------------------------------------------------------------

PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

     a) Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B. They include:

     Subaccounts of Ameritas Variable Life Insurance Company Separate
     Account VA-2:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Statements of Net Assets as of December 31, 2002.
     - Statements of Operations for the periods ended December 31, 2002 and 2001.
     - Statements of Changes in Net Assets for the periods ended December 31, 2002 and 2001.
     - Notes to Financial Statements for the periods ended December 31, 2002 and 2001.

     Ameritas Variable Life Insurance Company:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Balance Sheets as of December 31, 2002 and 2001.
     - Statements of Operations for the years ended December 31, 2002, 2001 and 2000.
     - Statements of Comprehensive Income for the years ended December 31, 2002, 2001 and 2000.
     - Statements of Stockholder's Equity for the years ended December 31, 2002, 2001 and 2000.
     - Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.
     - Notes to Financial Statements for the years ended December 31, 2002, 2001 and 2000.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

     b)  Exhibits

     Exhibit
     Number       Description of Exhibit

     (1)          Resolution of Board of Directors of Ameritas Variable Life
                  Insurance Company
                  Establishing Ameritas Variable Life Insurance Company Separate
                  Account VA-2. 1
     (2)          Not applicable.
     (3) (a)      Principal Underwriting Agreement. 2
     (3) (b)      Form of Selling Agreement. 3
     (4)          Form of Variable Annuity Contract. 1
     (5)          Form of Application for Variable Annuity Contract. 4
     (6) (a)      Articles of Incorporation of Ameritas Variable Life Insurance
                  Company. 5
     (6) (b)      Bylaws of Ameritas Variable Life Insurance Company. 6
     (7)          Not Applicable.
     (8) (a)      Participation Agreement (MFS). 3
         (b)      Participation Agreement (Fidelity). 5
         (c)      Participation Agreement (Alger American). 5
         (d)      Participation Agreement (Morgan Stanley). 3
         (e)      Participation Agreement (Calvert Variable Series, Inc.
                  Ameritas Portfolios). 7
         (f)      Form of Participation Agreement (Calvert Variable Series, Inc.
                  Social Portfolios). 8
         (g)      Form of Participation Agreement (American Century Variable
                  Portfolios, Inc.). 8
         (h)      Form of Participation Agreement (INVESCO Variable Investment
                  Funds, Inc.). 8
         (i)      Form of Participation Agreement (Salomon Brothers Variable
                  Series Funds Inc.). 8
         (j)      Form of Participation Agreement (Summit Mutual Funds, Inc.). 8

         (k) Form of Participation Agreement (Third Avenue Variable Series Trust). 8
         (l) Form of Participation Agreement (Dreyfus Life and Annuity Index Fund). 9
     (9)          Opinion and consent of Donald R. Stading.
     (10)(a)      Independent Auditors' Consent. (To be filed.)
     (11) No financial statements are omitted from Item 23. (To be filed.)
     (12)         Not applicable.
     (13)         Schedule of Computation of Performance Quotations. 10
     (14)         Powers of Attorney. 11, 12, 13

1 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed on September 26, 1997.
2 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 28, 1997.
3 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on November 6, 1996.
4 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 27, 1998.
5 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
6 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-36507, filed on February 20, 1998.
7 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
8 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
9 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
10 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, file No. 33-98848, filed on March 1, 2000.
11 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
12 Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.
13 Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, file No. 33-30019, filed April 22, 2003.


Item 25.    Directors and Officers of the Depositor

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         Lawrence J. Arth*                           Director, Chairman of the Board and Chief Executive Officer
         William J. Atherton*                        Director, President and Chief Operating Officer
         Thomas C. Godlasky**                        Director, Senior Vice President and Chief Investment Officer
         JoAnn M. Martin*                            Director, Vice President and Chief Financial Officer
         Gary R. McPhail**                           Director, Executive Vice President
         David C. Moore*                             Director, Executive Vice President
         Haluk Ariturk*                              Director
         Garrett P. Ryan***                          Director
         Melinda S. Urion****                        Director
         Robert C. Barth*                            Controller
         Raymond M. Gilbertson*                      Vice President - Corporate Compliance
         William W. Lester*                          Treasurer
         Thomas N. Simpson*                          Senior Vice President and National Sales Manager
         Donald R. Stading*                          Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Indianapolis Life Insurance Company, 2960 North Meridian, Indianapolis, Indiana 46206.
**** Principal business address: AmerUs Group Company, 699 Walnut Street, Des
     Moines, Iowa 50309.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance Agency,
                        Inc. (VA)......................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
              Acacia National Life Insurance Company (DC)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (52.41%), AmerUs Life Insurance Company
                                                                       (33.59%), Acacia Life Insurance Company (3.60%),
                                                                       Acacia National Life Insurance Company (7.43%), and Acacia
                                                                       Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer, investment adviser
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment adviser
                     Advisors Group Insurance Agency of Texas,
                       Inc. (TX).......................................broker-dealer insurance broker
                     Acacia Insurance Agency of Massachusetts,
                       Inc. (MA).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Ohio,
                       Inc. (OH).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Alabama,
                       Inc. (AL).......................................broker-dealer insurance broker
              Ameritas Investment Advisors, Inc. (NE)..................investment adviser
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

              As of March 31, 2003 there were 465 qualified contracts and 1,547 non-qualified contracts.

Item 28.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     a) Ameritas Investment Corp. ("AIC") which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          ----------------                       ----------------
          Lawrence J. Arth*                      Director and Chairman of the Board
          William R. Giovanni*                   Director, President and Chief Executive Officer
          Thomas C. Godlasky***                  Director
          Salene Hitchcock-Gear**                Director, Executive Vice President and Chief Operating Officer
          Gary R. McPhail***                     Director, Senior Vice President
          David C. Moore*                        Director, Senior Vice President
          Billie B. Beavers****                  Senior Vice President
          James R. Fox****                       Senior Vice President
          Michael P. Heaton****                  Senior Vice President
          William W. Lester*                     Treasurer
          Maria E. Sherffius*                    Assistant Vice President - Compliance Officer
          Donald R. Stading*                     Secretary and General Counsel
          Michael M. VanHorne****                Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: The Advisors Group, Inc., 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
*** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
**** Principal business address:  Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.


     c)                         Net Underwriting      Compensation
          Name of Principal       Discounts and            on               Brokerage
            Underwriter (1)      Commissions (2)     Redemption (3)      Commissions (4)     Compensation (5)
          -------------------  ------------------    --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")            $9,326,013              $0                  $57,323         $200,538

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

     1) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

     2) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     3)   Registrant   undertakes   to  deliver  any   Statement  of  Additional
          Information and any financial statements required to be made available under this form promptly upon written or oral request.

     4) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     5) Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 9 to Registration Statement Number 333-36507 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 21st day of April, 2003.

                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                                       By: /s/ Lawrence J. Arth*
                                                          ----------------------
                                                           Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2003.

         SIGNATURE                                            TITLE

     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer
     William J. Atherton *                  Director, President and Chief Operating Officer
     Gary R. McPhail *                      Director, Executive Vice President
     Thomas C. Godlasky *                   Director, Senior Vice President and Chief Investment Officer
     JoAnn M. Martin *                      Director, Vice President and Chief Financial Officer
     David C. Moore **                      Director, Executive Vice President
     Haluk Ariturk ***                      Director
     Garrett P. Ryan **                     Director
     Melinda S. Urion **                    Director
     Robert C. Barth *                      Controller
     William W. Lester *                    Treasurer

  /s/ Donald R. Stading                     Secretary and General Counsel
-------------------------
      Donald R. Stading

     * Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
     ** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.
     *** Signed by Donald R. Stading under Powers of Attorney executed effective as of April 1, 2003.

                                  Exhibit Index

     Exhibit

     9        Opinion and Consent of Donald R. Stading

     10(a)    Independent Auditor's Consent